UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _3/31__

Date of reporting period:  9/30/10__

Item 1. Reports to Stockholders.

TEMPLETON INCOME FUND

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

| 1

Semiannual Report

Templeton Income Fund

Your Fund's Goal and Main Investments: Templeton Income Fund seeks to generate current income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund will invest in a diversified portfolio of debt and equity securities worldwide. The Fund's equity component will generally be composed of stocks that offer or could offer attractive dividend yields. The Fund's global fixed income component will primarily consist of developed and developing country government and agency bonds and investment-grade and below investment-grade corporate debt securities.

Asset Allocation
Based on Total Net Assets as of 9/30/10

Equity 64.8%
Fixed Income 32.9%
Short-Term Investments & Other Net Assets 2.3%

This semiannual report for Templeton Income Fund covers the period ended September 30, 2010.

Performance Overview

Templeton Income Fund – Class A delivered a +3.25% cumulative total return for the six months under review. The Fund underperformed its benchmark, an equally weighted combination of the Morgan Stanley Capital International (MSCI) All Country (AC) World Index and the Barclays Capital (BC) Multiverse Index, which posted a +4.02% cumulative total

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 3

return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

During the six months under review, economic indicators remained mixed, with growth trends in major developed economies indicating a muted recovery and emerging market statistics profiling a more robust rebound. Market volatility resurfaced as concerns about the sustainability of the global economic recovery and the state of sovereign finances generated considerable investor anxiety. Equities entered the period following a year-long rally during which the MSCI World Index rebounded more than 75% from March 2009 lows.2 Yet, that momentum quickly dissipated as European sovereign credit downgrades incited the biggest spike in volatility since the 2008 bankruptcy of Lehman Brothers. In response to the turmoil, regional policymakers pledged 750 billion euros to stabilize markets and help prevent government debt defaults, though the drastic intervention initially did little to calm investors. U.S. Treasuries rallied while the euro fell to its lowest level since 2006. In contrast to developed markets, emerging market stocks, as measured by the MSCI Emerging Markets (EM) Index, were major outperformers, rising to their highest levels in 27 months on average by period-end.3

Developed equity markets remained firmly in the grip of economic trends, fluctuating along with the global growth outlook, the likely effect of European austerity measures and sovereign debt excesses, and the prospects for continued policy support by western central banks. For their part, policy-makers remained vigilant, with the Bank of Japan and the European Central Bank buying public debt securities to keep interest rates low, and the U.S. Federal Reserve Board (Fed) also contemplating another round of quantitative easing. Although the condition of European sovereign finances remained tenuous throughout the period, unwavering policy support and positive

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The BC Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies. The Fund’s benchmark is currently weighted 50% for the MSCI AC World Index and 50% for the BC Multiverse Index and is rebalanced monthly. For the six months ended 9/30/10, the MSCI AC World Index had a +0.77% total return and the BC Multiverse Index had a +7.27% total return. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: © 2010 Morningstar. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

3. Source: © 2010 Morningstar. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

4 | Semiannual Report

results from regional bank stress tests helped shore up confidence in the region, and the euro recouped its earlier losses to finish the period almost unchanged. The yen, meanwhile, hit a 15-year high against the dollar as risk-averse investors unwound carry trades and sought a safe haven currency, and the Bank of Japan intervened toward period-end to counteract the currency's rise. The dollar flagged, helping commodities make modest gains, as Fed Chairman Bernanke reaffirmed the central bank's ongoing commitment to stimulatory policy. Corporate earnings stayed strong throughout the period and stocks ultimately posted modest gains, but many investors seemed more focused on big-picture issues than company fundamentals and continued to allocate capital to low-yielding fixed income securities.

What is a carry trade?

A carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates.

Regarding global fixed income markets, sovereign and financial risks in some over-leveraged European countries led to increased volatility. However, the downturn in investor sentiment did not accurately reflect all countries' underlying fundamentals, which remained robust in many economies. Some central banks in emerging markets and non-eurozone Europe raised interest rates as strong domestic demand offset concerns about international uncertainty. Asian economic growth was particularly strong as many countries in the region were not highly leveraged, a primary cause of the global economic crisis. As some Asian economies returned to pre-crisis output levels, policymakers withdrew stimulus to avoid economic overheating. China attracted much attention as a big economy with significant growth. Indeed, much of Asia and several Latin American economies experienced a shift from not enough demand to too much demand, and policymakers raised rates and tightened monetary policy well ahead of most developed economies.

The positive developments in much of Asia contrasted sharply with the challenges faced by over-leveraged countries in southern Europe. Deepening concerns about European sovereign debt and bank solvency drove up volatility across global credit markets early in the period. However, near period-end fears abated that the region would experience a renewed financial crisis or a domino effect of European sovereign defaults. European governments met their financing needs and most did not need to use the liquidity guarantee facilities they established to reassure investors. Although these extraordinary measures reduced the short-term risk of a sovereign default or regional banking crisis, the underlying debt problems remained, which may weigh on regional growth over the medium term as government stimulus may be limited and new credit extension constrained.

Risk aversion during the period favored the Japanese yen. In addition, a decline in the interest rate differential between the U.S. and Japan also favored the yen. Overall, the U.S. dollar depreciated against most major currencies during the six months under review.

Semiannual Report | 5

What is a forward currency exchange contract?

Investment Strategy

We search for undervalued or out-of-favor debt and equity securities and for equity securities offering current income. When searching for debt securities, we perform an independent analysis of the securities being considered for the Fund's portfolio, rather than relying principally on their ratings assigned by rating agencies. Among factors we consider are a company's experience and managerial strength; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. We may hedge currencies for fixed income securities, which may include the use of forward currency exchange contracts, depending on valuations.

When searching for equity securities, we use a bottom-up, value-oriented, long-term approach, focusing on the market price of a security relative to our evaluation of the company's long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company's price/earnings ratio, price/cash flow ratio, price/book value and discounted cash flow. Because this is a global fund, we analyze global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluate market inefficiencies to identify investment opportunities stemming from market mispricings.

Manager's Discussion

Equity

Although global equities posted modest gains for the six months under review, sporadic bouts of volatility highlighted lingering market anxiety. In May, growing concerns about European fiscal imbalances contributed to a 13% market decline, and in August, doubts about the global economic recovery's sustainability led to a less severe 7% intra-month decline, as measured by the MSCI AC World Index.[1] Strong corporate earnings results, incremental improvements in economic data and vigilant policy assurances helped equities recover from these episodes. However, even amid market strength, traditionally defensive sectors outperformed more economically sensitive ones, reflecting investors' unease.

The Fund's equity holdings outperformed the equity benchmark, the MSCI AC World Index. The industrials sector was a top contributor to absolute and relative performance as global economic activity improved.[4] Companies

4. The industrials sector comprises air freight and logistics, commercial services and supplies, industrial conglomerates, machinery, and trading companies and distributors in the SOI.

6 | Semiannual Report

throughout the global supply chain, including German truck maker MAN, German capital goods manufacturer Siemens and Hong Kong port operator Hutchison Whampoa, benefited from widespread infrastructure investment, increasingly global distribution, and emerging market economic growth. On an individual holding basis, MAN was a top contributor to absolute and relative returns as the company benefited from emerging market demand growth. As a result, Germany was one of the largest country contributors, while Hutchison Whampoa's stock price appreciation during the period helped make Hong Kong a top contributor among our Asian country allocations.

Information technology (IT) holding Travelsky Technology (China), which is not an index component, also helped relative performance.[5] The company, which provides reservation systems for China's growing airline industry, delivered solid results and announced during the period it would list shares in China. Although investor concerns about technology spending pressured the broad IT sector over recent months, the Fund's IT stock selection helped relative returns. Over the past decade, many IT companies emerged as innovators and/or global consolidators and have strong balance sheets and global businesses. Despite investor uncertainty, we believed such companies were trading at valuations that reflected neither their fiscal strength and global growth prospects nor the potential for recovery in IT spending we anticipate by companies that have postponed such spending since Y2K preparations. Supporting our view were recent earnings announcements for such companies showing that some companies wary of current economic uncertainties were making productivity-enhancing technology investments in lieu of capacity-enhancing investments.

In recent periods, many telecommunication services sector stocks traded at double-digit free cash-flow yields and high single-digit dividend yields.[6] We found many such stocks irresistible for the Fund, which has an income mandate, particularly when we consider the increasingly essential nature of telecommunication services and the resiliency of recent earnings. For example, Singapore Telecommunications, Vodafone Group (U.K.) and Telefonica (Spain) were among large companies using strong free cash flow in their home markets to buy and build businesses that could benefit from strong organic demand for telecommunication services, at both a basic level among new consumer classes in emerging markets and at a premium level among global users of data-intensive smartphones. During the past several months,

5. The IT sector comprises communications equipment, computers and peripherals, IT services, semiconductors and semiconductor equipment, and software in the SOI.

6. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Top 5 Equity Holdings
9/30/10

Company *Sector/Industry, Country*	% of Total Net Assets
Siemens AG *Industrial Conglomerates, Germany*	1.8%
Vodafone Group PLC *Wireless Telecommunication Services, U.K.*	1.6%
Sanofi-Aventis *Pharmaceuticals, France*	1.6%
Royal Dutch Shell PLC, B *Oil, Gas & Consumable Fuels, U.K.*	1.5%
Merck & Co. *Pharmaceuticals, U.S.*	1.4%

Top 5 Bond Holdings
9/30/10

Issuer	% of Total Net Assets
Nota Do Tesouro Nacional (Brazil)	4.5%
Korea Treasury Bond (South Korea)	3.4%
Government of Indonesia	3.2%
Government of Mexico	2.6%
Government of Poland	1.5%

Semiannual Report | 7

Geographic Breakdown
Based on Total Net Assets as of 9/30/10

U.S.
28.6%
U.K.
11.1%
Brazil
6.5%
Germany
5.8%
France
5.6%
Switzerland
4.2%
South Korea
3.9%
Hong Kong
3.8%
Indonesia
3.2%
Mexico
2.6%
Singapore
2.2%
Australia
2.1%
Taiwan
2.0%
Netherlands
2.0%
Other
14.1%
Short-Term Investments & Other Net Assets
2.3%

markets seemed to acknowledge these companies' defensive growth posture, and their strong performance during the period helped Fund results. Vodafone helped make the U.K. one of the Fund's best performing countries, and our European holdings overall were significant contributors to relative performance.

Unlike in the telecommunication services sector, we had difficulty finding similar undervalued, defensive investment opportunities in the consumer staples sector, particularly among large, multinational, fast-moving consumer goods (FMCG) companies, and our underweighted position hindered relative performance.[7] In our view, rising input costs and increasingly innovative food retailers that were creating strong private brands diminished many FMCG companies' pricing power and shelf space. Largely as a result, we found more opportunities in the sector's food retail industry. For example, U.K.-based Tesco, which is known for its private-label success, has expanded beyond its local dominance into emerging markets, where it was growing rapidly. Many large, mature retailers like Tesco were seeking growth in emerging markets. In fact, shares of Fund position Massmart Holdings, South Africa's largest retailer, soared near period-end when Wal-Mart Stores made a formal bid for control of the company. Massmart's performance also helped make South Africa one of the Fund's top performing countries for the period.

We continued to underweight the materials sector, where we did not find fundamental supply/demand support among metals and mining stocks.[8] Such stocks rose to peak valuations amid a new global dynamic of fundamental demand and speculation. The Fund's stock selection and low exposure to rising commodity stock prices in the materials sector hindered relative performance.

7. The consumer staples sector comprises food and staples retailing, and food products in the SOI.
8. The materials sector comprises construction materials, and metals and mining in the SOI.

8 | Semiannual Report

Uncertainty about the sustainability of economic growth generated investor anxiety. But for value-oriented investors, such an environment often creates attractive, long-term investment opportunities at the individual security level. In fact, in our view the cheapest stocks were large-capitalization, global companies that were not being credited by investors for their growing franchises, exposure to emerging markets, strong balance sheets, and good earnings and cash flow growth, which supported high dividend yields and returns to shareholders. Such equities were not just cheap versus their historical valuations and the market in general, but their free cash flow and dividend yields minus the 10-year U.S. Treasury yield were at historically wide levels. This valuation anomaly supported the Fund's bias toward equities during the period and the Fund's move away from long-duration bonds. We continued to feel the Fund's ability to shift between asset classes based on the opportunities and risks we see in each respective asset class can offer a successful, long-term strategy for investors.

What is duration?

Duration is a measure of a bond's price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Fixed Income

Despite moderating growth momentum in developed economies, we found what we believed were more attractive duration opportunities outside the G-3 (U.S., Japan and eurozone). Relative to the BC Multiverse Index, our interest rate strategies helped performance. Bond yields declined in many economies during the period as concerns about the global economic recovery's sustainability led to expectations interest rates would remain low for an extended period and some countries may implement additional quantitative easing. Bond prices and yields move in opposite directions, so when prices rise yields fall. Government bond yields in many developed countries were at historically low levels for much of the period, and we maintained defensive duration positioning except for some select emerging markets with healthy fiscal balances where we saw potential for declining risk premiums, medium-term interest rate convergence, or steep yield curves we believed already priced in expected interest rate hikes. For example, the Fund's positions in Mexico and Indonesia benefited performance as long-term government bond yields declined 148.5 basis points (bps; 100 bps equal one percentage point) to 6.13% in Mexico and 147 bps to 7.63% in Indonesia. Exposure to these relatively high yielding bonds more than offset the negative impact of the portfolio's lack of exposure to G-3 government bonds. Notably, we held no exposure to Greek or other over-leveraged eurozone government bonds during the period.

The Fund's net-negative Japanese yen and euro currency exposure, through the use of forward currency exchange contracts, detracted from relative performance. The yen strengthened to a 15-year high against the U.S. dollar, despite ongoing domestic demand weakness, as the U.S. interest rate differential declined. The effect of our euro exposure was largely offset by the

Semiannual Report | 9

What is balance of payments?

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

portfolio's exposure to non-eurozone European currencies including the Swedish krona and Norwegian krone. Our Australian dollar exposure also benefited relative performance as Australia's economic growth was strong enough to allow a withdrawal of policy stimulus. These developed economies did not share the same overreliance on leverage as the G-3 prior to the crisis and, consequently, their economies improved more quickly.

Most developing economies were not as leveraged as their developed market counterparts, in either the public or private sectors. In addition, such economies did not face politically difficult fiscal consolidation that could weigh on economic recovery. For example, public sector debt among advanced economies was 90.1% of gross domestic product (GDP) in 2009 versus 37.5% among emerging economies.[9] In particular, in our analysis stronger economic fundamentals in Asia excluding Japan (non-Japan Asia) could contribute to higher economic growth, earlier interest rate tightening, greater capital inflows and stronger balance-of-payment positions. In such an environment, we believe the region could experience a sustained tendency for currency appreciation against the euro, Japanese yen and U.S. dollar. As a result, we favored non-Japan Asian currencies in the portfolio. Over the six-month reporting period, the Malaysian ringgit appreciated 5.67% against the U.S. dollar and the Indonesian rupiah, 1.96%.[10]

Certain Latin American countries exhibited economic fundamentals similar to those in Asia, such as robust economic growth, relatively low public and private sector leverage, and strong balance-of-payment positions. In Brazil, for example, strong economic growth and rising positive interest rate differentials supported significant capital inflows into the country, which supported currency performance. Brazil's real GDP growth was 8.8% year-over-year in second quarter 2010 and the central bank increased interest rates 200 bps to 10.75% during the period.[11] During the period, the Brazilian real appreciated 5.34% against the U.S. dollar.[10]

In addition to investing in local market government bonds and currencies, the Fund also invested in the credit sector. As an asset class, these investments may compensate for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury yields. Relative to the BC Multiverse Index, the Fund's overall credit positioning moderately benefited performance. Specifically, performance was helped by the Fund's corporate credit exposure while sovereign credit exposure detracted somewhat. During the reporting period, strong capital inflows to emerging markets continued, to

9. Source: International Monetary Fund, "World Economic Outlook," April 2010.
10. Source: IDC/Exshare.
11. Source: IBGE.

10 | Semiannual Report

debt markets in particular. This was supported by the evident divergence between many developing economies’ strong recoveries and the weak recoveries seen in deleveraging developed countries.

Thank you for your continued participation in Templeton Income Fund.

We look forward to serving your future investment needs.

Lisa F. Myers, J.D., CFA

Michael Hasenstab, Ph.D. Cindy L. Sweeting, CFA Christopher J. Molumphy, CFA Portfolio Management Team Templeton Income Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 11

Performance Summary as of 9/30/10

Price and Distribution Information

Class A (Symbol: TINCX)		Change	9/30/10	3/31/10
Net Asset Value (NAV)		+$0.04	$2.71	$2.67
Distributions (4/1/10–9/30/10)				
Dividend Income	$0.0443			
Class C (Symbol: TCINX)		**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)		+$0.04	$2.71	$2.67
Distributions (4/1/10–9/30/10)				
Dividend Income	$0.0389			
Class R (Symbol: n/a)		**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)		+$0.04	$2.72	$2.68
Distributions (4/1/10–9/30/10)				
Dividend Income	$0.0412			
Advisor Class (Symbol: TZINX)		**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)		+$0.04	$2.72	$2.68
Distributions (4/1/10–9/30/10)				
Dividend Income	$0.0477			

12 | Semiannual Report

Performance Summary *(continued)*

Performance[1]

Class A	6-Month		1-Year	5-Year	Inception (7/1/05)
Cumulative Total Return[2]	+3.25%		+10.02%	+40.25%	+41.83%
Average Annual Total Return[3]	-1.19%		+5.44%	+6.09%	+6.01%
Value of $10,000 Investment[4]	$9,881		$10,544	$13,439	$13,586
Distribution Rate[5]		3.04%			
30-Day Standardized Yield[6]		3.14%			
Total Annual Operating Expenses[7]		1.25%			
Class C	**6-Month**		**1-Year**	**5-Year**	**Inception (7/1/05)**
Cumulative Total Return[2]	+3.04%		+9.59%	+37.69%	+39.21%
Average Annual Total Return[3]	+2.04%		+8.59%	+6.61%	+6.50%
Value of $10,000 Investment[4]	$10,204		$10,859	$13,769	$13,921
Distribution Rate[5]		2.79%			
30-Day Standardized Yield[6]		2.87%			
Total Annual Operating Expenses[7]		1.65%			
Class R	**6-Month**		**1-Year**	**5-Year**	**Inception (7/1/05)**
Cumulative Total Return[2]	+3.12%		+9.73%	+38.92%	+40.47%
Average Annual Total Return[3]	+3.12%		+9.73%	+6.80%	+6.69%
Value of $10,000 Investment[4]	$10,312		$10,973	$13,892	$14,047
Distribution Rate[5]		2.94%			
30-Day Standardized Yield[6]		3.01%			
Total Annual Operating Expenses[7]		1.50%			
Advisor Class	**6-Month**		**1-Year**	**5-Year**	**Inception (7/1/05)**
Cumulative Total Return[2]	+3.37%		+10.26%	+41.81%	+44.01%
Average Annual Total Return[3]	+3.37%		+10.26%	+7.24%	+7.19%
Value of $10,000 Investment[4]	$10,337		$11,026	$14,181	$14,401
Distribution Rate[5]		3.41%			
30-Day Standardized Yield[6]		3.51%			
Total Annual Operating Expenses[7]		1.00%			

Semiannual Report | 13

Performance Summary *(continued)*

Endnotes

The risks of investing in foreign debt and equity securities include currency fluctuations and political and economic uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund's investment in derivative securities, such as financial futures and option contracts, and the Fund's use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. Interest rate movements will affect the Fund's share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate over the shorter term. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Distribution rate is based on the respective class's most recent quarterly dividend and the maximum offering price (NAV for Classes C, R and Advisor) per share on 9/30/10.
6. The 30-day standardized yield for the 30 days ended 9/30/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.
7. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.20%; C: 1.60%; R: 1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

16 | Semiannual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Income Fund

Class A	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007	2006[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$2.67	$2.01	$2.87	$3.02	$2.67	$2.50
Income from investment operations[b]:						
Net investment income[c]	0.05	0.09	0.13	0.12	0.10	0.07
Net realized and unrealized gains (losses)	0.03	0.63	(0.75)	(0.09)	0.36	0.15
Total from investment operations	0.08	0.72	(0.62)	0.03	0.46	0.22
Less distributions from:						
Net investment income	(0.04)	(0.06)	(0.24)	(0.16)	(0.10)	(0.05)
Net realized gains	—	—	—	(0.02)	(0.01)	—[d]
Total distributions	(0.04)	(0.06)	(0.24)	(0.18)	(0.11)	(0.05)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$2.71	$2.67	$2.01	$2.87	$3.02	$2.67
Total return[g]	3.25%	36.26%	(22.00)%	0.69%	17.65%	9.10%
Ratios to average net assets[h]						
Expenses before waiver and payments by affiliates	1.23%	1.20%	1.28%	1.23%	1.35%	1.51%
Expenses net of waiver and payments by affiliates	1.20%	1.20%[i]	1.20%[i]	1.20%[i]	1.20%[i]	1.20%[i]
Net investment income	4.13%	3.71%	5.41%	3.86%	3.61%	3.76%
Supplemental data						
Net assets, end of period (000's)	$582,638	$628,771	$415,436	$612,330	$330,576	$83,674
Portfolio turnover rate	10.60%	30.16%	38.14%	22.89%	21.22%	5.84%

[a]For the period July 1, 2005 (commencement of operations) to March 31, 2006.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]The Fund made a capital gain distribution of $(0.0012).
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Income Fund

Class C	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007	2006[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$2.67	$2.01	$2.87	$3.02	$2.67	$2.50
Income from investment operations[b]:						
Net investment income[c]	0.05	0.08	0.12	0.11	0.09	0.06
Net realized and unrealized gains (losses)	0.03	0.63	(0.75)	(0.10)	0.36	0.16
Total from investment operations	0.08	0.71	(0.63)	0.01	0.45	0.22
Less distributions from:						
Net investment income	(0.04)	(0.05)	(0.23)	(0.14)	(0.09)	(0.05)
Net realized gains	—	—	—	(0.02)	(0.01)	—[d]
Total distributions	(0.04)	(0.05)	(0.23)	(0.16)	(0.10)	(0.05)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$2.71	$2.67	$2.01	$2.87	$3.02	$2.67
Total return[g]	3.04%	35.75%	(22.31)%	0.33%	17.26%	8.89%
Ratios to average net assets[h]						
Expenses before waiver and payments by affiliates	1.63%	1.60%	1.66%	1.63%	1.75%	1.91%
Expenses net of waiver and payments by affiliates	1.60%	1.60%[i]	1.58%[i]	1.60%[i]	1.60%[i]	1.60%[i]
Net investment income	3.73%	3.31%	5.03%	3.46%	3.21%	3.36%
Supplemental data						
Net assets, end of period (000's)	$353,178	$383,760	$257,627	$384,075	$216,391	$42,794
Portfolio turnover rate	10.60%	30.16%	38.14%	22.89%	21.22%	5.84%

[a]For the period July 1, 2005 (commencement of operations) to March 31, 2006.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]The Fund made a capital gain distribution of $(0.0012).
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Income Fund

Class R	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007	2006[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$2.68	$2.01	$2.88	$3.02	$2.67	$2.50
Income from investment operations[b]:						
Net investment income[c]	0.05	0.08	0.13	0.11	0.10	0.06
Net realized and unrealized gains (losses)	0.03	0.65	(0.77)	(0.08)	0.35	0.16
Total from investment operations	0.08	0.73	(0.64)	0.03	0.45	0.22
Less distributions from:						
Net investment income	(0.04)	(0.06)	(0.23)	(0.15)	(0.09)	(0.05)
Net realized gains	—	—	—	(0.02)	(0.01)	—[d]
Total distributions	(0.04)	(0.06)	(0.23)	(0.17)	(0.10)	(0.05)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$2.72	$2.68	$2.01	$2.88	$3.02	$2.67
Total return[g]	3.12%	36.47%	(22.46)%	0.82%	17.22%	8.92%
Ratios to average net assets[h]						
Expenses before waiver and payments by affiliates	1.48%	1.45%	1.53%	1.48%	1.60%	1.76%
Expenses net of waiver and payments by affiliates	1.45%	1.45%[i]	1.45%[i]	1.45%[i]	1.45%[i]	1.45%[i]
Net investment income	3.88%	3.46%	5.16%	3.61%	3.36%	3.51%
Supplemental data						
Net assets, end of period (000's)	$2,343	$2,199	$1,070	$1,325	$425	$395
Portfolio turnover rate	10.60%	30.16%	38.14%	22.89%	21.22%	5.84%

[a]For the period July 1, 2005 (commencement of operations) to March 31, 2006.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]The Fund made a capital gain distribution of $(0.0012).
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Income Fund

Advisor Class	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007	2006[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$2.68	$2.02	$2.88	$3.03	$2.67	$2.50
Income from investment operations[b]:						
Net investment income[c]	0.06	0.09	0.14	0.12	0.11	0.08
Net realized and unrealized gains (losses)	0.03	0.64	(0.76)	(0.09)	0.37	0.15
Total from investment operations	0.09	0.73	(0.62)	0.03	0.48	0.23
Less distributions from:						
Net investment income	(0.05)	(0.07)	(0.24)	(0.16)	(0.11)	(0.06)
Net realized gains	—	—	—	(0.02)	(0.01)	—[d]
Total distributions	(0.05)	(0.07)	(0.24)	(0.18)	(0.12)	(0.06)
Redemption fees[e]	—	—	—[f]	—[f]	—[f]	—[f]
Net asset value, end of period	$2.72	$2.68	$2.02	$2.88	$3.03	$2.67
Total return[g]	3.37%	36.40%	(21.68)%	0.93%	18.28%	9.24%
Ratios to average net assets[h]						
Expenses before waiver and payments by affiliates	0.98%	0.95%	1.03%	0.98%	1.10%	1.26%
Expenses net of waiver and payments by affiliates	0.95%	0.95%[i]	0.95%[i]	0.95%[i]	0.95%[i]	0.95%[i]
Net investment income	4.38%	3.96%	5.66%	4.11%	3.86%	4.01%
Supplemental data						
Net assets, end of period (000's)	$57,911	$51,968	$18,733	$23,095	$3,550	$1,259
Portfolio turnover rate	10.60%	30.16%	38.14%	22.89%	21.22%	5.84%

[a]For the period July 1, 2005 (commencement of operations) to March 31, 2006.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]The Fund made a capital gain distribution of $(0.0012).
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Amount rounds to less than $0.01 per share.
[g]Total return is not annualized for periods less than one year.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited)

Templeton Income Fund	Industry	Shares	Value
Common Stocks 58.5%			
Australia 1.5%			
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	766,457	$ 5,906,771
[a] Billabong International Ltd., 144A	Textiles, Apparel & Luxury Goods	121,643	937,453
Brambles Ltd.	Commercial Services & Supplies	1,359,555	8,242,678
			15,086,902
Austria 0.7%			
Telekom Austria AG	Diversified Telecommunication Services	451,110	6,791,075
China 1.4%			
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	8,370,000	4,600,798
Travelsky Technology Ltd., H	IT Services	9,398,000	9,459,651
			14,060,449
Egypt 0.4%			
Egyptian Mobile Services	Wireless Telecommunication Services	119,135	3,785,618
France 5.5%			
AXA SA	Insurance	591,830	10,350,023
France Telecom SA	Diversified Telecommunication Services	356,320	7,701,165
Sanofi-Aventis	Pharmaceuticals	236,450	15,758,435
Total SA, B	Oil, Gas & Consumable Fuels	191,990	9,897,257
Vivendi SA	Media	402,294	10,998,790
			54,705,670
Germany 5.7%			
Bayerische Motoren Werke AG	Automobiles	122,220	8,571,282
E.ON AG	Electric Utilities	160,860	4,762,060
MAN SE	Machinery	102,530	11,205,764
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	58,050	8,035,225
SAP AG	Software	132,070	6,531,888
Siemens AG	Industrial Conglomerates	167,810	17,752,299
			56,858,518
Hong Kong 3.2%			
Champion REIT	Real Estate Investment Trusts (REITs)	10,328,000	5,324,329
Hopewell Holdings Ltd.	Real Estate Management & Development	2,182,000	7,072,637
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,301,000	12,131,220
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,072,000	7,664,085
			32,192,271
Ireland 0.6%			
CRH PLC	Construction Materials	359,397	5,900,488
Italy 0.9%			
Intesa Sanpaolo SpA	Commercial Banks	819,279	2,661,655
UniCredit SpA	Commercial Banks	2,563,505	6,547,250
			9,208,905

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Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)			
United States (continued)			
[a] Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	Airlines	140,000	$ 152,600
[g] Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	Professional Services	600,000	690,000
Dollar General Corp., senior note, 10.625%, 7/15/15	Multiline Retail	900,000	996,750
Dynegy Holdings Inc., senior note,			
7.50%, 6/01/15	Independent Power Producers & Energy Traders	500,000	396,250
8.375%, 5/01/16	Independent Power Producers & Energy Traders	500,000	392,500
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	Media	1,100,000	1,161,875
[i] Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	Oil, Gas & Consumable Fuels	800,000	797,119
[a,k] Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000	5,150
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	Automobiles	500,000	535,016
6.625%, 8/15/17	Automobiles	450,000	480,142
8.125%, 1/15/20	Automobiles	200,000	230,198
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	Real Estate Management & Development	650,000	607,750
Freescale Semiconductor Inc., senior note,			
8.875%, 12/15/14	Semiconductors & Semiconductor Equipment	500,000	502,500
[a] 144A, 10.75%, 8/01/20	Semiconductors & Semiconductor Equipment	500,000	503,750
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	Diversified Telecommunication Services	100,000	109,875
8.50%, 4/15/20	Diversified Telecommunication Services	600,000	665,250
8.75%, 4/15/22	Diversified Telecommunication Services	300,000	331,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	109,000,000 MXN	8,641,703
General Maritime Corp., senior note, 12.00%, 11/15/17	Oil, Gas & Consumable Fuels	500,000	530,000
GMAC Inc.,			
senior note, 7.25%, 3/02/11	Consumer Finance	800,000	818,000
senior note, 6.875%, 8/28/12	Consumer Finance	158,000	165,703
sub. note, 8.00%, 12/31/18	Consumer Finance	250,000	259,375
Hanesbrands Inc., senior note, 8.00%, 12/15/16	Textiles, Apparel & Luxury Goods	200,000	212,250
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	Hotels, Restaurants & Leisure	1,000,000	1,100,000
HCA Inc.,			
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000	1,105,500
senior secured note, 9.125%, 11/15/14	Health Care Providers & Services	500,000	528,125
Huntsman International LLC,			
senior note, 5.50%, 6/30/16	Chemicals	400,000	385,000
senior sub. note, 7.875%, 11/15/14	Chemicals	600,000	625,500
[a] senior sub. note, 144A, 8.625%, 3/15/21	Chemicals	100,000	104,000
[a] Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	Diversified Telecommunication Services	500,000	507,500

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Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund	Principal Amount[*]	Value
Total Senior Floating Rate Interests (Cost $37,810,952)		$ 38,377,372
Foreign Government and Agency Securities 17.8%		
Argentina 0.5%		
[i,n] Government of Argentina, senior bond, FRN, 0.677%, 8/03/12	19,985,000	4,563,575
Australia 0.6%		
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17	5,040,000 AUD	4,920,496
Queensland Treasury Corp., 6.00%, 8/14/13 . .	1,072,000 AUD	1,061,915
		5,982,411
Brazil 4.5%		
Nota Do Tesouro Nacional,		
10.00%, 1/01/12	13,415[o] BRL	7,795,589
10.00%, 1/01/14	5,000[o] BRL	2,807,923
10.00%, 1/01/17	11,425[o] BRL	6,237,298
[p] Index Linked, 6.00%, 5/15/15	8,845[o] BRL	10,040,722
[p] Index Linked, 6.00%, 5/15/45	15,735[o] BRL	18,182,987
		45,064,519
El Salvador 0.0%[†]		
[a] Government of El Salvador, 144A, 7.65%, 6/15/35	100,000	108,750
Indonesia 3.2%		
Government of Indonesia,		
FR19, 14.25%, 6/15/13	10,805,000,000 IDR	1,428,377
FR20, 14.275%, 12/15/13	2,615,000,000 IDR	353,139
FR23, 11.00%, 12/15/12	100,000,000 IDR	12,174
FR25, 10.00%, 10/15/11	3,375,000,000 IDR	392,955
FR26, 11.00%, 10/15/14	980,000,000 IDR	124,424
FR27, 9.50%, 6/15/15	4,937,000,000 IDR	603,497
FR28, 10.00%, 7/15/17	4,156,000,000 IDR	530,286
FR31, 11.00%, 11/15/20	15,000,000,000 IDR	2,079,540
FR34, 12.80%, 6/15/21	24,487,000,000 IDR	3,747,733
FR35, 12.90%, 6/15/22	10,410,000,000 IDR	1,608,638
FR36, 11.50%, 9/15/19	7,315,000,000 IDR	1,029,689
FR37, 12.00%, 9/15/26	3,350,000,000 IDR	496,321
FR39, 11.75%, 8/15/23	20,415,000,000 IDR	2,973,614
FR40, 11.00%, 9/15/25	23,000,000,000 IDR	3,215,002
FR42, 10.25%, 7/15/27	95,460,000,000 IDR	12,504,783
FR43, 10.25%, 7/15/22	3,500,000,000 IDR	460,384
FR44, 10.00%, 9/15/24	3,080,000,000 IDR	400,298
FR45, 9.75%, 5/15/37	1,750,000,000 IDR	215,355
		32,176,209
Iraq 0.2%		
[a] Government of Iraq, 144A, 5.80%, 1/15/28 . .	1,889,000	1,624,918

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34 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund	Principal Amount*		Value
Municipal Bonds (continued)			
United States (continued)			
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University, Refunding, Series A, 5.00%, 10/01/18	800,000		$ 971,776
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A, Assured Guaranty, 5.00%, 1/01/19	1,100,000		1,241,636
Total Municipal Bonds (Cost $3,796,540)			4,146,306
Total Investments before Short Term Investments (Cost $965,625,285)			972,363,117
Short Term Investments 0.9%			
Foreign Government and Agency Securities 0.0%[†]			
Malaysia 0.0%[†]			
[s] Bank of Negara Monetary Note,			
3/10/11	215,000	MYR	68,724
7/19/11	255,000	MYR	80,610
1810, 11/02/10	310,000	MYR	100,159
1110, 3/22/11	130,000	MYR	41,521
Total Foreign Government and Agency Securities (Cost $284,609)			291,014
Total Investments before Money Market Funds (Cost $965,909,894)			972,654,131
	Shares		
Money Market Funds (Cost $9,032,191) 0.9%			
United States 0.9%			
[b,t] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	9,032,191		9,032,191
Total Investments (Cost $974,942,085) 98.6%			981,686,322
Other Assets, less Liabilities 1.4%			14,384,110
Net Assets 100.0%			$996,070,432

[†]Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $82,091,524, representing 8.24% of net assets.

[b]Non-income producing.

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Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund

[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the value of these securities was $326,852 representing 0.03% of net assets.

[d]At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e]See Note 10 regarding restricted securities.

[f]See Note 1(e) regarding equity-linked securities.

[g]Income may be received in additional securities and/or cash.

[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $8,249,981, representing 0.83% of net assets.

[i]The coupon rate shown represents the rate at period end.

[j]Perpetual security with no stated maturity date.

[k]See Note 8 regarding defaulted securities.

[l]See Note 1(f) regarding senior floating rate interests.

[m]A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

[n]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[o]Principal amount is stated in 1000 Brazilian Real Units.

[p]Redemption price at maturity is adjusted for inflation. See Note 1(h).

[q]Principal amount is stated in 100 Mexican Peso Units.

[r]A supranational organization is an entity formed by two or more central governments through international treaties.

[s]Security is traded on a discount basis with no stated coupon rate.

[t]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	DBAB	Buy	65,600,000	1,359,698	10/04/10	$ 134,816	$ —
Philippine Peso	HSBC	Buy	52,620,000	1,087,752	10/04/10	111,049	—
Poland Zloty	DBAB	Sell	8,156,625	2,050,949 EUR	10/04/10	—	(24,318)
Poland Zloty	DBAB	Buy	8,156,625	1,895,787 EUR	10/04/10	220,621	—
Philippine Peso	HSBC	Buy	78,450,000	1,631,633	10/05/10	155,440	—
Philippine Peso	DBAB	Buy	78,431,000	1,631,634	10/05/10	155,007	—
Swedish Krona	UBSW	Buy	57,125,412	5,593,949 EUR	10/05/10	844,845	—
Philippine Peso	JPHQ	Buy	20,719,000	435,090	10/06/10	36,833	—
Philippine Peso	DBAB	Buy	64,384,000	1,359,689	10/07/10	106,649	—
Philippine Peso	HSBC	Buy	51,618,000	1,087,760	10/08/10	87,708	—
Philippine Peso	CITI	Buy	25,771,000	543,876	10/08/10	42,993	—
Philippine Peso	JPHQ	Buy	25,704,000	543,873	10/08/10	41,469	—
Philippine Peso	DBAB	Buy	51,520,000	1,087,746	10/08/10	85,490	—
Malaysian Ringgit	DBAB	Buy	2,848,623	826,550	10/12/10	95,445	—
Philippine Peso	DBAB	Buy	15,341,000	326,335	10/12/10	22,867	—
Malaysian Ringgit	DBAB	Buy	1,229,347	361,967	10/13/10	35,900	—
Philippine Peso	HSBC	Buy	25,578,000	543,866	10/13/10	38,295	—
Philippine Peso	JPHQ	Buy	62,743,000	1,340,165	10/13/10	87,879	—
Chinese Yuan	HSBC	Buy	14,407,458	1,463,054 EUR	10/15/10	158,390	—
Philippine Peso	JPHQ	Buy	8,345,000	177,932	10/15/10	11,961	—
Chinese Yuan	HSBC	Buy	14,477,722	1,465,730 EUR	10/18/10	165,341	—

36 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	JPHQ	Buy	27,711,000	593,117	10/18/10	$ 37,253	$ —
Chinese Yuan	HSBC	Buy	19,405,471	1,959,009 EUR	10/19/10	229,309	—
Philippine Peso	DBAB	Buy	13,962,000	296,559	10/19/10	21,015	—
Chinese Yuan	HSBC	Buy	11,991,000	1,817,231	10/21/10	—	(25,122)
Philippine Peso	DBAB	Buy	55,813,000	1,186,249	10/21/10	82,977	—
Philippine Peso	JPHQ	Buy	28,025,000	593,122	10/21/10	44,186	—
Philippine Peso	DBAB	Buy	99,945,000	2,099,685	10/25/10	172,158	—
Philippine Peso	HSBC	Buy	150,075,000	3,149,528	10/25/10	261,817	—
Philippine Peso	JPHQ	Buy	50,004,000	1,049,843	10/25/10	86,795	—
Japanese Yen	DBAB	Sell	166,350,000	1,857,103	11/15/10	—	(136,347)
Japanese Yen	JPHQ	Sell	83,068,000	928,549	11/16/10	—	(66,904)
Japanese Yen	BZWS	Sell	40,044,000	445,701	11/16/10	—	(34,170)
Euro	UBSW	Sell	592,176	880,293	11/17/10	73,126	—
Japanese Yen	BZWS	Sell	165,864,000	1,857,109	11/17/10	—	(130,560)
Japanese Yen	UBSW	Sell	66,358,000	742,841	11/17/10	—	(52,375)
Japanese Yen	HSBC	Sell	43,408,000	482,853	11/17/10	—	(37,337)
Japanese Yen	BZWS	Sell	231,295,000	2,599,954	11/18/10	—	(171,854)
Japanese Yen	BZWS	Sell	261,349,000	2,971,369	11/29/10	—	(160,981)
Japanese Yen	BOFA	Sell	179,374,000	2,024,252	11/29/10	—	(125,602)
Japanese Yen	CITI	Sell	64,869,000	742,846	11/29/10	—	(34,630)
Australian Dollar	DBAB	Buy	5,138,500	4,480,773	12/01/10	448,867	—
Japanese Yen	DBAB	Sell	160,839,000	1,857,113	12/01/10	—	(70,654)
Mexican Peso	CITI	Sell	19,266,000	1,418,600	12/02/10	—	(101,832)
Australian Dollar	DBAB	Buy	2,058,000	1,804,866	12/09/10	167,460	—
Australian Dollar	BZWS	Buy	2,567,000	2,238,937	12/10/10	220,884	—
Australian Dollar	DBAB	Buy	2,567,000	2,239,964	12/10/10	219,857	—
Chinese Yuan	JPHQ	Buy	16,343,472	2,457,665	12/13/10	—	(12,227)
Chinese Yuan	HSBC	Buy	32,779,680	4,930,017	12/14/10	—	(25,118)
British Pound	DBAB	Sell	200,000	323,900	12/15/10	9,761	—
Chinese Yuan	HSBC	Buy	32,906,483	4,951,694	12/15/10	—	(27,675)
Euro	DBAB	Sell	292,125	425,889	12/15/10	27,797	—
Malaysian Ringgit	DBAB	Buy	20,000,000	5,865,103	12/15/10	579,906	—
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,219,908	12/16/10	418,297	—
Malaysian Ringgit	JPHQ	Buy	5,258,537	1,542,138	12/17/10	152,207	—
Malaysian Ringgit	JPHQ	Buy	6,292,617	1,837,260	12/21/10	189,748	—
Malaysian Ringgit	HSBC	Buy	5,140,287	1,495,352	12/22/10	160,355	—
Malaysian Ringgit	HSBC	Buy	4,085,795	1,187,869	12/23/10	128,096	—
Malaysian Ringgit	HSBC	Buy	4,622,694	1,342,090	12/28/10	146,318	—
Japanese Yen	BZWS	Sell	126,590,000	1,389,381	1/07/11	—	(128,765)
Japanese Yen	CITI	Sell	63,300,000	694,673	1/07/11	—	(64,460)
Japanese Yen	UBSW	Sell	63,290,000	694,693	1/07/11	—	(64,320)
Malaysian Ringgit	DBAB	Buy	2,848,623	840,054	1/07/11	76,565	—
Japanese Yen	HSBC	Sell	63,560,000	694,645	1/11/11	—	(67,650)
Japanese Yen	DBAB	Sell	63,500,000	694,726	1/11/11	—	(66,850)
Japanese Yen	HSBC	Sell	146,430,000	1,596,559	1/13/11	—	(159,672)
Philippine Peso	JPHQ	Buy	121,522,000	2,612,995	1/13/11	125,940	—

Semiannual Report | 37

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BZWS	Sell	145,330,000	1,596,568	1/14/11	$ —	$ (146,495)
Japanese Yen	UBSW	Sell	115,600,000	1,277,272	1/14/11	—	(109,214)
Philippine Peso	HSBC	Buy	19,500,000	416,934	1/14/11	22,527	—
Philippine Peso	DBAB	Buy	22,045,000	473,577	1/18/11	23,050	—
Philippine Peso	HSBC	Buy	38,654,000	828,046	1/18/11	42,747	—
Philippine Peso	DBAB	Buy	13,793,000	295,164	1/19/11	15,534	—
Philippine Peso	JPHQ	Buy	55,049,000	1,181,182	1/19/11	58,837	—
Brazilian Real	DBAB	Buy	3,441,000	156,698,666 JPY	1/26/11	106,980	—
Japanese Yen	BZWS	Sell	291,270,000	3,243,097	1/26/11	—	(250,946)
Japanese Yen	UBSW	Sell	254,830,000	2,837,687	1/26/11	—	(219,225)
Japanese Yen	DBAB	Sell	72,620,000	810,763	1/26/11	—	(60,379)
Brazilian Real	HSBC	Buy	1,284,000	58,663,083 JPY	1/27/11	37,460	—
Chilean Peso	DBAB	Buy	844,670,000	1,680,267	1/27/11	55,472	—
Euro	DBAB	Sell	887,364	1,252,914	1/27/11	44,121	—
Japanese Yen	HSBC	Sell	250,481,000	2,788,917	1/27/11	—	(215,868)
Chilean Peso	JPHQ	Buy	256,050,000	503,292	1/28/11	22,838	—
Chilean Peso	DBAB	Buy	1,944,130,000	3,837,982	1/28/11	156,805	—
New Zealand Dollar	UBSW	Sell	3,128,354	2,139,387	1/28/11	—	(134,962)
New Zealand Dollar	DBAB	Sell	2,849,281	1,961,018	1/28/11	—	(110,442)
Chilean Peso	DBAB	Buy	1,172,830,000	2,262,261	1/31/11	147,185	—
Euro	DBAB	Sell	2,427,000	3,401,319	1/31/11	95,313	—
Swedish Krona	DBAB	Buy	1,850,000	180,696 EUR	1/31/11	27,286	—
Chinese Yuan	DBAB	Buy	38,690,000	5,826,369	2/01/11	—	(29,578)
Indian Rupee	JPHQ	Buy	25,080,000	531,243	2/04/11	19,556	—
Australian Dollar	UBSW	Buy	4,948,261	4,122,000	2/08/11	583,109	—
Australian Dollar	MSCO	Buy	4,949,627	4,122,000	2/08/11	584,408	—
Norwegian Krone	UBSW	Buy	14,083,800	1,690,063 EUR	2/08/11	76,107	—
Norwegian Krone	UBSW	Buy	19,684,700	2,366,092 EUR	2/09/11	100,889	—
Norwegian Krone	DBAB	Buy	28,125,000	3,380,124 EUR	2/09/11	144,811	—
South Korean Won	HSBC	Buy	13,960,588,400	11,828,000	2/09/11	348,454	—
Chilean Peso	DBAB	Buy	401,200,000	749,066	2/11/11	74,554	—
Malaysian Ringgit	DBAB	Buy	20,965,107	6,072,442	2/14/11	657,629	—
New Zealand Dollar	HSBC	Sell	1,252,857	843,047	2/14/11	—	(66,543)
Euro	DBAB	Sell	288,563	393,830	2/16/11	815	—
Malaysian Ringgit	HSBC	Buy	5,278,000	1,534,213	2/17/11	159,776	—
Norwegian Krone	DBAB	Buy	1,526,000	253,312	2/17/11	4,235	—
Chilean Peso	DBAB	Buy	497,180,000	946,919	2/22/11	72,995	—
Chilean Peso	CITI	Buy	866,360,000	1,651,783	2/25/11	125,115	—
Chilean Peso	DBAB	Buy	494,720,000	946,108	2/28/11	68,358	—
Chilean Peso	DBAB	Buy	803,620,000	1,536,558	3/01/11	111,224	—
Chilean Peso	DBAB	Buy	503,570,000	962,849	3/04/11	69,492	—
Chilean Peso	DBAB	Buy	987,520,000	1,956,454	3/10/11	67,204	—
Swedish Krona	DBAB	Buy	41,000,000	4,213,425 EUR	3/14/11	313,810	—
Chilean Peso	DBAB	Buy	985,820,000	1,910,319	3/15/11	109,188	—
Chilean Peso	DBAB	Buy	474,950,000	903,290	3/31/11	68,642	—

38 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Income Fund

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	504,600,000	961,143	4/04/11	$ 71,188	$ —
Indian Rupee	DBAB	Buy	36,463,000	803,415	4/11/11	—	(10,412)
Indian Rupee	DBAB	Buy	78,190,000	1,722,626	4/12/11	—	(22,375)
Indian Rupee	JPHQ	Buy	52,519,000	1,160,384	4/13/11	—	(18,512)
Indian Rupee	JPHQ	Buy	51,553,000	1,139,041	4/15/11	—	(18,484)
Indian Rupee	JPHQ	Buy	25,753,000	566,623	4/19/11	—	(7,167)
Indian Rupee	DBAB	Buy	18,126,000	399,251	4/19/11	—	(5,484)
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,343,503	4/19/11	58,327	—
Swedish Krona	DBAB	Buy	123,614,356	12,743,091 EUR	4/19/11	874,329	—
Malaysian Ringgit	JPHQ	Buy	12,561,000	3,867,898	4/22/11	148,066	—
Chilean Peso	MSCO	Buy	1,437,630,000	2,736,987	4/25/11	200,038	—
Indian Rupee	DBAB	Buy	36,620,000	808,567	4/26/11	—	(13,813)
Malaysian Ringgit	JPHQ	Buy	1,600,000	493,827	4/26/11	17,604	—
Chilean Peso	JPHQ	Buy	430,475,000	819,562	4/27/11	59,765	—
Indian Rupee	JPHQ	Buy	5,224,000	115,269	4/27/11	—	(1,910)
Chilean Peso	CITI	Buy	693,880,000	1,329,272	4/28/11	88,015	—
Indian Rupee	JPHQ	Buy	25,919,000	571,911	4/28/11	—	(9,555)
Indian Rupee	JPHQ	Buy	25,944,000	572,715	4/29/11	—	(9,895)
Euro	DBAB	Sell	730,724	7,031,827 SEK	5/05/11	41,333	—
Peruvian Nuevo Sol	DBAB	Buy	11,274,310	3,929,700	5/06/11	105,183	—
Euro	JPHQ	Sell	40,000,000	52,000,000	5/09/11	—	(2,432,330)
Euro	DBAB	Sell	20,000,000	25,600,000	5/11/11	—	(1,615,531)
Swedish Krona	BOFA	Buy	51,264,586	5,292,921 EUR	5/12/11	346,549	—
Malaysian Ringgit	JPHQ	Buy	3,200,000	987,959	5/18/11	33,625	—
Chilean Peso	DBAB	Buy	375,660,000	695,345	5/19/11	70,884	—
Euro	DBAB	Sell	292,956	360,570	5/20/11	—	(38,036)
Chilean Peso	DBAB	Buy	154,820,000	283,631	5/27/11	31,984	—
Chilean Peso	CITI	Buy	108,420,000	199,027	5/31/11	21,938	—
Indian Rupee	DBAB	Buy	49,615,000	1,044,087	6/01/11	27,323	—
Indian Rupee	HSBC	Buy	57,335,000	1,191,178	6/03/11	46,597	—
Indian Rupee	DBAB	Buy	36,546,000	756,020	6/07/11	32,516	—
Poland Zloty	DBAB	Buy	18,797,000	4,504,973 EUR	6/07/11	212,092	—
Poland Zloty	CITI	Buy	3,667,000	879,377 EUR	6/07/11	40,660	—
Indian Rupee	HSBC	Buy	9,755,000	204,808	6/08/11	5,642	—
Indian Rupee	DBAB	Buy	9,894,000	205,825	6/10/11	7,565	—
Indian Rupee	HSBC	Buy	24,630,000	512,463	6/13/11	18,526	—
Indian Rupee	DBAB	Buy	24,766,000	519,530	6/16/11	14,169	—
Indian Rupee	DBAB	Buy	22,559,000	473,829	6/20/11	12,041	—
Indian Rupee	JPHQ	Buy	25,600,000	536,913	6/22/11	14,302	—
Indian Rupee	DBAB	Buy	38,739,000	820,915	6/24/11	12,975	—
Indian Rupee	HSBC	Buy	26,015,000	547,569	6/27/11	12,194	—
Malaysian Ringgit	JPHQ	Buy	55,737,494	17,018,562	6/29/11	733,362	—
Indian Rupee	DBAB	Buy	25,719,000	530,289	7/11/11	22,172	—
Indian Rupee	DBAB	Buy	12,995,000	268,769	7/12/11	10,338	—
Indian Rupee	JPHQ	Buy	41,367,000	852,401	7/12/11	36,082	—
Malaysian Ringgit	DBAB	Buy	2,846,638	878,918	7/12/11	27,150	—

Semiannual Report | 39

aIn U.S. dollars unless otherwise indicated.

At September 30, 2010, the Fund had the following futures contracts outstanding. See Note 1(d).

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Templeton Global Investment Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

September 30, 2010 (unaudited)

	Templeton Income Fund
Class A:	
Net assets, at value	$582,638,422
Shares outstanding	214,836,094
Net asset value per share[a]	$2.71
Maximum offering price per share (net asset value per share ÷ 95.75%)	$2.83
Class C:	
Net assets, at value	$353,178,123
Shares outstanding	130,362,437
Net asset value and maximum offering price per share[a]	$2.71
Class R:	
Net assets, at value	$ 2,342,900
Shares outstanding	862,171
Net asset value and maximum offering price per share	$2.72
Advisor Class:	
Net assets, at value	$ 57,910,987
Shares outstanding	21,297,381
Net asset value and maximum offering price per share	$2.72

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations for the six months ended September 30, 2010 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Templeton Income Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Semiannual Report | 45

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated

46 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invests in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Semiannual Report | 47

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund enters into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund enters into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 12 regarding other derivative information.

e. Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

48 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on a tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of September 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

Foreign securities held by the Fund may be subject to foreign taxation on income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 49

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2010, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

50 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Income Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended September 30, 2010		Year Ended March 31, 2010	
	Shares	Amount	Shares	Amount
Class C Shares:				
Shares sold	9,362,949	$ 24,422,726	44,461,976	$ 109,517,647
Shares issued in reinvestment of distributions	1,536,037	3,955,594	2,193,641	5,385,131
Shares redeemed	(24,189,638)	(61,596,676)	(31,329,160)	(77,093,205)
Net increase (decrease)	(13,290,652)	$ (33,218,356)	15,326,457	$ 37,809,573
Class R Shares:				
Shares sold	35,962	$ 94,299	317,913	$ 780,309
Shares issued in reinvestment of distributions	12,197	31,552	14,096	34,970
Shares redeemed	(6,658)	(17,615)	(42,667)	(101,942)
Net increase (decrease)	41,501	$ 108,236	289,342	$ 713,337
Advisor Class Shares:				
Shares sold	5,394,707	$ 14,051,805	13,468,291	$ 33,142,407
Shares issued in reinvestment of distributions	253,263	656,060	291,851	725,054
Shares redeemed	(3,741,846)	(9,599,457)	(3,663,742)	(9,165,363)
Net increase (decrease)	1,906,124	$ 5,108,408	10,096,400	$ 24,702,098

3. Transactions with Affiliates

Subsidiary	Affiliation
Templeton Global Advisers Limited (TGAL)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 51

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, Advisers, an affiliate of TGAL, provides subadvisory services to the Fund. The subadvisory fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

52 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2010, the Fund paid transfer agent fees of $624,069, of which $319,974 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TGAL and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2010, the capital loss carryforwards were as follows:

Semiannual Report | 53

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

5. INCOME TAXES (continued)

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, payments-in-kind, bond discounts and premiums, interest rate swaps, tax straddles, inflation related adjustments on foreign securities and equity linked securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, payments-in-kind, bond discounts and premiums, interest rate swaps, tax straddles, corporate actions, defaulted securities and equity linked securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2010, aggregated $100,907,055 and $137,058,431, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2010, the Fund had 15.66% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

54 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

8. CREDIT RISK AND DEFAULTED SECURITIES (continued)

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2010, the aggregate value of these securities was $2,774,360, representing 0.28% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At September 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows.

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,305,461 as of September 30, 2010.

11. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

Semiannual Report | 55

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Income Fund

11. Unfunded Loan Commitments *(continued)*

At September 30, 2010, unfunded commitments were as follows:

Borrower	Unfunded Commitment
EnviroSolutions Real Property Holdings Inc., DIP Revolver, 10.25%, 7/29/13	$1,143,950

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

12. Other Derivative Information

At September 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	—	—	Unrealized depreciation on Variation margin	$ 510[a]
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	15,380,934	Unrealized depreciation on forward exchange contracts	8,725,226

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

56 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

12. OTHER DERIVATIVE INFORMATION (continued)

For the period ended September 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

aRepresents the average notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2010, the Fund did not use the Global Credit Facility.

Semiannual Report | 57

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Income Fund

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

58 | Semiannual Report

Templeton Global Investment Trust

aIncludes common and preferred stocks as well as other equity investments. bIncludes securities determined to have no value at September 30, 2010. cFor detailed country descriptions, see the accompanying Statement of Investments.

At September 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 59

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

60 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Income Fund Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 61

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Franklin Templeton Funds

Literature Request. *To receive a summary prospectus and/or prospectus, please call us at (800) DIAL BEN/(800) 342-5236 or visit* ***franklintempleton.com****. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read a prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.*

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund[1]
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund[2]
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio® Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Conservative Allocation Fund[3]
Franklin Templeton Growth Allocation Fund[3]
Franklin Templeton Moderate Allocation Fund[3]
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund[4]
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund[4]
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund[4]
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME[5]

National

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund[6]

Limited-/Intermediate-Term

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

State-Specific

Alabama
Arizona
California[7]
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts[8]
Michigan[8]
Minnesota[8]
Missouri
New Jersey
New York[7]
North Carolina
Ohio[8]
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust[9]

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.
2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%–25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
3. Effective 5/1/10, the Franklin Templeton Target Funds changed their name to the Franklin Templeton Allocation Funds. The funds' investment goals and principal investment strategies remained unchanged.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6. The fund invests primarily in insured municipal securities.
7. These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).
8. The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/10

Not part of the semiannual report

INTERNATIONAL

TEMPLETON BRIC FUND

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

Semiannual Report

Templeton BRIC Fund

Your Fund's Goal and Main Investments: Templeton BRIC Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of BRIC companies — those companies that are organized under the laws of, have a principal office in, or whose principal trading market is in Brazil, Russia, India or China (including the People's Republic of China, Hong Kong and Taiwan); or derive 50% or more of their total revenue or profit from, or have 50% or more of their assets in, BRIC countries.

Geographic Breakdown
Based on Total Net Assets as of 9/30/10

Brazil
32.2%
China Region*
23.2%
India
19.7%
Russia
15.5%
Kazakhstan
0.9%
Short-Term Investments & Other Net Assets
8.5%

*China region includes China, Hong Kong and Taiwan.

This semiannual report for Templeton BRIC Fund covers the period ended September 30, 2010.

Economic and Market Overview

For the six months under review, BRIC markets produced positive returns despite declines in the earlier part of the period. Investor concerns of financial instability in some European countries and worries about the pace and sustainability of global growth were outweighed by strong economic data from emerging markets, better-than-expected corporate results and significant investment inflows. Higher commodity prices and emerging market currencies were also contributing factors.

Among BRIC markets, China and India performed well largely due to strong investment inflows and relatively high economic growth rates. China's healthy financial and economic fundamentals coupled with the government's commitment to support domestic consumption further boosted stock prices. India's robust economy helped make the country more resilient under changing global market conditions, and the Indian market ended the review period with a double-digit return, making it the top BRIC performer. This was in large part due to its outperformance in the first half of the period. In contrast, stock markets in Brazil and Russia were more exposed to fluctuations in commodity prices and global demand because of their economies' relatively higher dependence on commodity exports. Russia was the only BRIC market to

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

Semiannual Report | 3

report a small six-month decline despite a double-digit return in the final three months. Although overheating concerns and an upcoming presidential election in October led to some volatility in Brazil's equity prices, that market ended the reporting period with a positive return.

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

Templeton BRIC Fund – Class A posted a +1.53% cumulative total return for the six months ended September 30, 2010. In comparison, the Morgan Stanley Capital International (MSCI) Brazil, Russia, India, China (BRIC) Equity Index posted a total return of +4.70% for the same period.[1] Please note that index performance information is provided for reference and that we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund's return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund's performance data in the Performance Summary beginning on page 7.

Manager's Discussion

For the six months under review, some of the Fund's top contributors to absolute performance were Banco Bradesco, a major Brazilian financial conglomerate that provides a full range of banking and financial services; Brazil's Ambev (Companhia De Bebidas Das Americas), one of the world's largest beer and soft drink producers; and Soho China, a leading commercial property developer in Beijing. Shares of Banco Bradesco and Ambev gained from Brazil's robust economic activity, higher income levels and growing domestic demand. While Banco Bradesco's extensive retail presence in Brazil allowed it to take full

4 | Semiannual Report

advantage of a strong domestic economy, Ambev's exposure to regional markets further supported its Latin American business. Soho China's share price rose in value due to rising property prices and strong demand for commercial properties in Beijing.

Some of the Fund's largest detractors from absolute performance were Petrobras (Petroleo Brasileiro), Brazil's national oil and gas company; SAIL (Steel Authority of India), the country's largest steel producer; and TMK, a major Russian oil and gas steel pipe manufacturer. Lower oil prices in the earlier part of the reporting period weighed on Petrobras' share price, but we maintained a positive view on the company's prospects because we believed in the strength of Petrobras' large oil reserves and that oil prices could continue to rise. Amid lower commodity prices, global metals and mining stocks declined in the earlier part of the reporting period, which pushed SAIL's stock price lower, even though it regained some ground by period-end. In our analysis, India's strong steel demand combined with SAIL's diversified product line, wide distribution network and what we considered attractive fundamentals supported our optimistic outlook for the company. Weak corporate results hurt TMK's share price, but in our opinion, the company could benefit from higher expenditure in oil and gas exploration and production, a recovery in oil prices and strong economic growth in emerging markets.

During the six-month review period, we increased the Fund's holdings in IT consulting services, diversified metals and mining, marine, and packaged foods and meats companies as we continued to search for what we considered attractive investment opportunities. Major purchases included MindTree, an Indian IT consulting and research and development services provider; Bradespar, a Brazilian investment company that holds a large position in top global iron ore and nickel producer Vale; China Shipping Container Lines, a major marine shipping company; and BRF-Brasil Foods, a leading food company. We remained focused on companies we believed were well positioned to benefit from growing consumer demand in BRIC markets as well as in the global economy. We also held a favorable view of commodity-related companies based on strong global demand for commodities and what we believe will be a longer term uptrend in commodity prices.

Conversely, we made select sales during the reporting period in Russia, China via Hong Kong-listed China H shares, Brazil and, to a lesser extent, India.[2] We sold some of the Fund's holdings in coal and consumable fuels, oil and gas, and diversified banking companies. Major sales included our

Top 10 Equity Holdings
9/30/10

Company *Sector/Industry, Country*	% of Total Net Assets
Vale SA, ADR, pfd., A *Metals & Mining, Brazil*	7.9%
Itau Unibanco Holding SA, ADR *Commercial Banks, Brazil*	5.7%
Banco Bradesco SA, ADR, pfd. *Commercial Banks, Brazil*	4.7%
PetroChina Co. Ltd., H *Oil, Gas & Consumable Fuels, China*	4.3%
Yanzhou Coal Mining Co. Ltd., H *Oil, Gas & Consumable Fuels, China*	4.0%
Petrobras (Petroleo Brasileiro SA), ADR, pfd. *Oil, Gas & Consumable Fuels, Brazil*	4.0%
Hindalco Industries Ltd. *Metals & Mining, India*	3.4%
Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel), ADR *Metals & Mining, Russia*	3.1%
AmBev (Companhia de Bebidas das Americas) *Beverages, Brazil*	2.9%
Sinopec (China Petroleum and Chemical Corp.), H *Oil, Gas & Consumable Fuels, China*	2.8%

Semiannual Report | 5

position in Hidili Industry International Development, a coal mining company in southwest China; shares of LUKOIL Holdings, Russia’s largest oil company, and shares of ICBC (Industrial and Commercial Bank of China), a major commercial bank.

Thank you for your continued participation in Templeton BRIC Fund.

We look forward to serving your future investment needs.

Portfolio Management Team Templeton BRIC Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 9/30/10

Price Information

Class A (Symbol: TABRX)	Change	9/30/10	3/31/10
Net Asset Value (NAV)	+$0.21	$13.98	$13.77
Class C (Symbol: TPBRX)	**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)	+$0.15	$13.77	$13.62
Advisor Class (Symbol: TZBRX)	**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)	+$0.23	$14.00	$13.77

Performance[1]

Class A	6-Month	1-Year	3-Year	Inception (6/1/06)
Cumulative Total Return[2]	+1.53%	+16.87%	-18.01%	+48.07%
Average Annual Total Return[3]	-4.31%	+10.17%	-8.23%	+8.00%
Value of $10,000 Investment[4]	$9,569	$11,017	$7,728	$13,956
Total Annual Operating Expenses[5]	2.16%			
Class C	**6-Month**	**1-Year**	**3-Year**	**Inception (6/1/06)**
Cumulative Total Return[2]	+1.10%	+16.09%	-19.64%	+43.89%
Average Annual Total Return[3]	+0.10%	+15.09%	-7.03%	+8.76%
Value of $10,000 Investment[4]	$10,010	$11,509	$8,036	$14,389
Total Annual Operating Expenses[5]	2.86%			
Advisor Class[6]	**6-Month**	**1-Year**	**3-Year**	**Inception (6/1/06)**
Cumulative Total Return[2]	+1.67%	+17.18%	-17.50%	+49.00%
Average Annual Total Return[3]	+1.67%	+17.18%	-6.21%	+9.64%
Value of $10,000 Investment[4]	$10,167	$11,718	$8,250	$14,900
Total Annual Operating Expenses[5]	1.86%			

Semiannual Report | 7

Performance Summary *(continued)*

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in BRIC companies, which are located in, or operate in, emerging market countries, involve heightened risks related to the same factors, in addition to those associated with these companies' smaller size, lesser liquidity and the lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund is a nondiversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares. All investments in emerging markets should be considered long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager and administrator increased the Fund's total returns. If the manager and administrator had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 8/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/1/08, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -4.15% and -1.94%.

8 | Semiannual Report

Your Fund's Expenses *(continued)*

Class A	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period* 4/1/10–9/30/10
Actual	$1,000	$1,015.30	$10.71
Hypothetical (5% return before expenses)	$1,000	$1,014.44	$10.71
Class C			
Actual	$1,000	$1,011.00	$14.22
Hypothetical (5% return before expenses)	$1,000	$1,010.93	$14.22
Advisor Class			
Actual	$1,000	$1,016.70	$ 9.20
Hypothetical (5% return before expenses)	$1,000	$1,015.94	$ 9.20

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.12%, C: 2.82%; and Advisor: 1.82%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

10 | Semiannual Report

Templeton Global Investment Trust

Financial Highlights

Templeton BRIC Fund

Class A	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007[a]
Per share operating performance (for a share outstanding throughout the period)					
Net asset value, beginning of period	$13.77	$ 7.17	$15.40	$13.04	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.08	0.01	0.09	(0.05)	(0.01)
Net realized and unrealized gains (losses)	0.13	6.63	(8.18)	2.91	3.12
Total from investment operations	0.21	6.64	(8.09)	2.86	3.11
Less distributions from:					
Net investment income	—	(0.04)	(0.14)	—	(0.05)
Net realized gains	—	—	—	(0.42)	(0.02)
Tax return of capital	—	—	—	(0.08)	—
Total distributions	—	(0.04)	(0.14)	(0.50)	(0.07)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of period	$13.98	$13.77	$ 7.17	$15.40	$13.04
Total return[f]	1.53%	92.67%	(52.57)%	21.71%	31.12%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates	2.12%	2.15%	2.17%	2.09%	2.19%
Expenses net of waiver and payments by affiliates	2.12%	2.15%[h]	2.17%[h]	2.09%[h]	2.15%[h]
Net investment income (loss)	1.30%	0.04%	0.72%	(0.27)%	(0.11)%
Supplemental data					
Net assets, end of period (000's)	$560,876	$587,393	$238,253	$645,417	$212,714
Portfolio turnover rate	4.80%	21.71%	47.31%	40.49%	28.98%

[a]For the period June 1, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton BRIC Fund

Class C	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$13.62	$ 7.14	$15.28	$12.99	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.04	(0.08)	0.01	(0.15)	(0.09)
Net realized and unrealized gains (losses)	0.11	6.59	(8.08)	2.88	3.13
Total from investment operations	0.15	6.51	(8.07)	2.73	3.04
Less distributions from:					
Net investment income	—	(0.03)	(0.07)	—	(0.03)
Net realized gains	—	—	—	(0.42)	(0.02)
Tax return of capital	—	—	—	(0.02)	—
Total distributions	—	(0.03)	(0.07)	(0.44)	(0.05)
Redemption fees[d]	—	—	—	—[e]	—[e]
Net asset value, end of period	$13.77	$13.62	$ 7.14	$15.28	$12.99
Total return[f]	1.10%	91.24%	(52.81)%	20.81%	30.44%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates	2.82%	2.85%	2.82%	2.75%	2.84%
Expenses net of waiver and payments by affiliates	2.82%	2.85%[h]	2.82%[h]	2.75%[h]	2.80%[h]
Net investment income (loss)	0.60%	(0.66)%	0.07%	(0.93)%	(0.76)%
Supplemental data					
Net assets, end of period (000's)	$182,388	$192,625	$76,522	$196,535	$70,021
Portfolio turnover rate	4.80%	21.71%	47.31%	40.49%	28.98%

[a]For the period June 1, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

// Templeton Global Investment Trust

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton BRIC Fund

Advisor Class	Six Month Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$13.77	$ 7.15	$15.01
Income from investment operations[b]:			
Net investment income (loss)[c]	0.09	(0.05)	0.05
Net realized and unrealized gains (losses)	0.14	6.72	(7.74)
Total from investment operations	0.23	6.67	(7.69)
Less distributions from net investment income	—	(0.05)	(0.17)
Net asset value, end of period	$14.00	$13.77	$ 7.15
Total return[d]	1.67%	93.41%	(51.22)%
Ratios to average net assets[e]			
Expenses	1.82%	1.85%[f]	1.88%[f]
Net investment income	1.60%	0.34%	1.01%
Supplemental data			
Net assets, end of period (000's)	$21,936	$15,920	$1,446
Portfolio turnover rate	4.80%	21.71%	47.31%

[a]For the period August 1, 2008 (effective date) to March 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 70.5%			
Brazil 11.2%			
BRF-Brasil Foods SA	Food Products	179,300	$ 2,730,161
Companhia de Bebidas das Americas (AmBev)	Beverages	217,134	22,212,869
Gafisa SA	Household Durables	1,396,392	10,775,776
Itau Unibanco Holding SA, ADR	Commercial Banks	1,816,825	43,930,828
Localiza Rent a Car SA	Road & Rail	356,915	6,004,513
MRV Engenharia e Participacoes SA	Household Durables	3,182	30,219
			85,684,366
China 23.1%			
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	661	308
Beijing Capital Land Ltd., H	Real Estate Management & Development	6,890,000	2,459,731
China Coal Energy Co., H	Oil, Gas & Consumable Fuels	2,555,000	4,221,508
China Construction Bank Corp., H	Commercial Banks	16,802,000	14,725,110
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	23,808,000	21,110,572
[a]China Shipping Container Lines Co. Ltd., H	Marine	7,950,000	2,930,366
China Shipping Development Co. Ltd., H	Marine	3,730,000	5,134,152
China Vanke Co. Ltd., B	Real Estate Management & Development	2,111,153	2,669,177
CNOOC Ltd.	Oil, Gas & Consumable Fuels	5,925,000	11,500,110
Industrial and Commercial Bank of China Ltd., H	Commercial Banks	19,097,000	14,225,962
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,528,800	8,688,170
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	28,304,000	32,940,047
Sinotrans Ltd., H	Air Freight & Logistics	13,020,000	3,523,862
Soho China Ltd.	Real Estate Management & Development	26,521,500	18,902,179
Travelsky Technology Ltd., H	IT Services	2,416,000	2,431,849
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	12,616,581	30,959,738
			176,422,841
India 19.7%			
Federal Bank Ltd.	Commercial Banks	498,688	4,381,562
Grasim Industries Ltd.	Chemicals	249,200	12,400,454
Hindalco Industries Ltd.	Metals & Mining	5,874,979	25,934,532
ICICI Bank Ltd.	Commercial Banks	279,241	6,956,590
Infosys Technologies Ltd.	IT Services	238,100	16,245,504
ING Vysya Bank Ltd.	Commercial Banks	40,267	343,674
Karnataka Bank Ltd.	Commercial Banks	560,075	2,288,303
Maharashtra Seamless Ltd.	Metals & Mining	1,000,544	8,850,448
MindTree Ltd.	IT Services	363,604	4,175,287
Peninsula Land Ltd.	Real Estate Management & Development	2,689,827	3,910,720
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	171,200	3,788,717
Sesa Goa Ltd.	Metals & Mining	922,880	6,800,986
Steel Authority of India Ltd.	Metals & Mining	4,156,551	19,118,083
Tata Chemicals Ltd.	Chemicals	597,161	5,344,571
Tata Consultancy Services Ltd.	IT Services	420,861	8,711,360
Tata Steel Ltd.	Metals & Mining	846,000	12,370,164
Ultra Tech Cement Ltd.	Construction Materials	142,400	3,408,718
Union Bank of India Ltd.	Commercial Banks	614,197	5,350,969
[b]Usha Martin Ltd.	Metals & Mining	368,501	719,309
			151,099,951

14 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 15

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton BRIC Fund	Shares	Value
Short Term Investments (Cost $63,585,801) 8.3%		
Money Market Funds 8.3%		
United States 8.3%		
[a,e] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	63,585,801	$ 63,585,801
Total Investments (Cost $599,192,416) 99.8%		763,341,762
Other Assets, less Liabilities 0.2%		1,857,892
Net Assets 100.0%		$765,199,654

See Abbreviations on page 30.

[a] Non-income producing.

[b] A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[c] At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the value of this security was $6,894,792, representing 0.90% of net assets.

[e] See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton BRIC Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Templeton BRIC Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Semiannual Report | 21

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

22 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on a tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of September 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

Foreign securities held by the Fund may be subject to foreign taxation on income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of

Semiannual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

24 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton BRIC Fund

2. Shares of Beneficial Interest

	Six Months Ended September 30, 2010		Year Ended March 31, 2010	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	5,571,405	$ 72,987,961	22,878,369	$ 268,420,606
Shares issued in reinvestment of distributions	—	—	122,642	1,611,517
Shares redeemed	(8,103,408)	(103,851,866)	(13,568,746)	(158,496,539)
Net increase (decrease)	(2,532,003)	$ (30,863,905)	9,432,265	$ 111,535,584
Class C Shares:				
Shares sold	1,751,055	$ 22,633,132	6,169,289	$ 72,979,308
Shares issued in reinvestment of distributions	—	—	27,544	358,624
Shares redeemed	(2,656,459)	(33,266,917)	(2,773,464)	(32,490,831)
Net increase (decrease)	(905,404)	$ (10,633,785)	3,423,369	$ 40,847,101
Advisor Class Shares:				
Shares sold	785,902	$ 10,240,784	1,245,512	$ 14,683,521
Shares issued in reinvestment of distributions	—	—	1,286	16,886
Shares redeemed	(375,286)	(4,764,018)	(293,008)	(3,624,140)
Net increase (decrease)	410,616	$ 5,476,766	953,790	$ 11,076,267

3. Transactions with Affiliates

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2010, the Fund paid transfer agent fees of $995,050, of which $510,702 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2010, the capital loss carryforwards were as follows:

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2010, the Fund deferred realized capital losses and realized currency losses of $8,604,066 and $237,150, respectively.

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

5. INCOME TAXES (continued)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2010, aggregated $34,150,097 and $119,489,520, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2010, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

[a]Includes common and preferred stocks as well as other equity investments. [b]For detailed country descriptions, see the accompanying Statement of Investments.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS Selected Portfolio ADR - American Depository Receipt GDR - Global Depository Receipt

30 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton BRIC Fund Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 31

This page intentionally left blank.

Franklin Templeton Funds

Literature Request. *To receive a summary prospectus and/or prospectus, please call us at (800) DIAL BEN/(800) 342-5236 or visit **franklintempleton.com**. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read a prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.*

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund[1]
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund[2]
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio® Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Conservative Allocation Fund[3]
Franklin Templeton Growth Allocation Fund[3]
Franklin Templeton Moderate Allocation Fund[3]
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund[4]
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund[4]
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund[4]
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME[5]

National
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund[6]

Limited-/Intermediate-Term
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

State-Specific
Alabama
Arizona
California[7]
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts[8]
Michigan[8]
Minnesota[8]
Missouri
New Jersey
New York[7]
North Carolina
Ohio[8]
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust[9]

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.
2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%–25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
3. Effective 5/1/10, the Franklin Templeton Target Funds changed their name to the Franklin Templeton Allocation Funds. The funds' investment goals and principal investment strategies remained unchanged.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6. The fund invests primarily in insured municipal securities.
7. These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).
8. The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/10

Not part of the semiannual report

SEPTEMBER 30, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
on franklintempleton.com

INTERNATIONAL

Templeton Emerging Markets Small Cap Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

| 1

Semiannual Report

Templeton Emerging Markets Small Cap Fund

Your Fund's Goal and Main Investments: Templeton Emerging Markets Small Cap Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small-cap companies located in emerging market countries, as defined in the Fund's prospectus.

Portfolio Breakdown
Based on Total Net Assets as of 9/30/10

Asia 40.9%
Europe 28.8%
Middle East & Africa 10.1%
Latin America & Caribbean 3.7%
North America 1.9%
Short-Term Investments & Other Net Assets 14.6%

This semiannual report for Templeton Emerging Markets Small Cap Fund covers the period ended September 30, 2010.

Economic and Market Overview

For the six months under review, emerging markets produced positive returns despite declines in the earlier part of the period. Investor concerns of financial instability in some European countries and worries about the pace and sustainability of global growth were outweighed by strong economic data from emerging markets, better-than-expected corporate results and significant investment inflows. Higher commodity prices and emerging market currencies were also contributing factors.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Among emerging markets, Asia had the best performance during the reporting period. China and India performed well largely due to strong investment inflows and relatively high economic growth rates. Southeast Asian markets outperformed their regional peers with Thailand, Indonesia and the Philippines reporting double-digit returns. In Latin America, higher commodity prices and stronger local currencies supported equity prices. Although Eastern European markets had a poor first half of the period due to concerns regarding some European sovereign debt, a strong rebound allowed Eastern European equities to finish the six-month reporting period with a small decline.

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins, liquidation value and other variables. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

For the six months under review, Templeton Emerging Markets Small Cap Fund – Class A posted a cumulative total return of +8.19%. In comparison, the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index and the MSCI EM Small Cap Index had total returns of +8.37% and +12.36% for the same period.[1] Please note that index performance information is provided for reference and that we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund's return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund's performance data in the Performance Summary beginning on page 8.

4 | Semiannual Report

Manager's Discussion

During the six-month reporting period, some of the Fund's top contributors to absolute performance were I.T Ltd., Supalai Public and Jiangling Motors. A leading fashion apparel retailer in Hong Kong, I.T enjoyed a significant share price increase due to stronger domestic demand in the greater China region. In addition to its extensive retail network in Hong Kong, I.T has a large presence in China, which along with strong brand recognition and popularity, put the company in a favorable position to benefit from a recovery in consumer discretionary demand. In Thailand, strong economic growth, low interest rates and the return of political stability supported property developer Supalai Public's strong stock performance in the review period, and after it reached its sale target, we divested the Fund's position. Shares of Jiangling Motors, a Chinese manufacturer of commercial vehicles and light trucks, appreciated in value largely due to rising automobile demand from the corporate sector. We increased the Fund's position in Jiangling Motors based on what we considered positive prospects and attractive valuations.

Some of the Fund's largest detractors in the review period were Russian Sea Group, Steel Flower and UBA (United Bank for Africa). Russian Sea Group, the country's leading seafood distributor, was a new holding, and its share price declined following its initial public offering in April. We remained confident in the company because of its strong brand, wide distribution and logistics network, and merger and acquisition potential, and we believed the stock's undemanding valuations made it an attractive investment for our Fund. Steel Flower is a South Korean manufacturer of thick wall steel pipes for oil and gas companies, and its shares fell in value due to weaker-than-expected earnings in the first half of 2010. We continued to hold the stock based on what we considered attractive valuations and the company's long-term growth potential.

In addition, UBA's shares declined in value during the reporting period because of a delay in the implementation of AMCON (Asset Management Corporation of Nigeria), which was intended to pool together toxic assets from Nigerian banks. Based on our analysis, we believed AMCON's launch was imminent and could relieve pressure from nonperforming loans on banks. Once AMCON is implemented, the provisioning burden of toxic assets on bank balance sheets and earnings would to a large extent be lifted. Taking a long-term view, we believe UBA is in a favorable position to take advantage of growth in Nigeria and West Africa as its market position and brand recognition stayed strong.

Top 10 Equity Holdings

9/30/10

Company *Sector/Industry, Country*	% of Total Net Assets
I.T Ltd. *Specialty Retail, Hong Kong*	5.7%
Anadolu Cam Sanayii AS *Containers & Packaging, Turkey*	3.4%
Federal Bank Ltd. *Commercial Banks, India*	3.1%
Maharashtra Seamless Ltd. *Metals & Mining, India*	3.1%
Synergy Co. *Beverages, Russia*	3.0%
Pinar Sut Mamulleri Sanayii AS *Food Products, Turkey*	2.6%
Jiangling Motors Corp. Ltd., B *Automobiles, China*	2.5%
EIPICO (Egyptian International Pharmaceutical Industries Co.) *Pharmaceuticals, Egypt*	2.5%
Anhui Tianda Oil Pipe Co. Ltd., H *Energy Equipment & Services, China*	2.4%
Zhaikmunai LP, GDR, Reg S *Oil, Gas & Consumable Fuels, Kazakhstan*	2.3%

Semiannual Report | 5

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2010, the U.S. dollar decreased in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

In the six-month review period, fund inflows were substantial and allowed us to increase our holdings in many of the markets in our investment universe. We made major purchases in Turkey, Brazil, Hong Kong and Russia, and bought select holdings in United Arab Emirates, South Korea, Poland, and China via China H and Shenzhen B shares.2 By industry, we increased the Fund’s exposure to oil and gas equipment and services, trucking, diversified banks, metal and glass containers, and construction and engineering companies. Some key purchases were Brazil’s Julio Simoes Logistica, one of the country’s largest logistics services providers; Turkey’s Anadolu Cam Sanayii, a major global glass packaging company; and China’s Anhui Tianda Oil Pipe, a leading oil well pipes manufacturer.

Conversely, we made select sales in Thailand, South Africa and the Philippines as we focused on more attractively valued stocks in our view. We sold some holdings that reached their sale targets. As a result, the Fund’s exposure to real estate management and development, tires and rubber, industrial machinery, and electronic equipment manufacturing companies fell. Major sales included positions in Indian tire company Apollo Tyres and Chinese industrial conglomerate Chongqing Machinery and Electric.

2. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Shenzhen B” denotes shares of China-incorporated, Shenzhen Stock Exchange-listed companies that are traded in Hong Kong dollars.

6 | Semiannual Report

Thank you for your continued participation in Templeton Emerging Markets Small Cap Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Templeton Emerging Markets Small Cap Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of 10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that com-mon expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain nonroutine expenses) until 7/31/11.

Semiannual Report | 9

Performance Summary *(continued)*

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets' smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.10%; C: 2.80%; R: 2.30%; and Advisor: 1.80%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Emerging Markets Small Cap Fund

Class A	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007[a]
Per share operating performance (for a share outstanding throughout the period)					
Net asset value, beginning of period	$10.74	$ 4.39	$11.32	$11.50	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.05	(0.05)	0.13	0.17	0.09
Net realized and unrealized gains (losses)	0.83	6.44	(6.52)	0.41	1.43
Total from investment operations	0.88	6.39	(6.39)	0.58	1.52
Less distributions from:					
Net investment income	—	(0.04)	(0.06)	(0.11)	(0.02)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.04)	(0.54)	(0.76)	(0.02)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$11.62	$10.74	$ 4.39	$11.32	$11.50
Total return[f]	8.19%	145.52%	(56.50)%	4.41%	15.19%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.11%	2.21%	2.51%	2.38%	2.82%
Expenses net of waiver and payments by affiliates	2.10%	2.10%	2.09%	2.16%	2.15%
Expenses net of waiver and payments by affiliates and expense reduction	2.10%	2.10%	2.09%	2.15%	2.15%
Net investment income (loss)	0.92%	(0.56)%	1.71%	1.36%	1.54%
Supplemental data					
Net assets, end of period (000's)	$227,566	$178,439	$26,689	$80,427	$37,774
Portfolio turnover rate	13.22%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Emerging Markets Small Cap Fund

Class C	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$10.62	$ 4.35	$11.26	$11.46	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.01	(0.11)	0.08	0.09	0.04
Net realized and unrealized gains (losses)	0.82	6.39	(6.47)	0.42	1.43
Total from investment operations	0.83	6.28	(6.39)	0.51	1.47
Less distributions from:					
Net investment income	—	(0.01)	(0.04)	(0.06)	(0.01)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.01)	(0.52)	(0.71)	(0.01)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$11.45	$10.62	$ 4.35	$11.26	$11.46
Total return[f]	7.82%	144.27%	(56.84)%	3.73%	14.82%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.81%	2.91%	3.16%	3.03%	3.47%
Expenses net of waiver and payments by affiliates	2.80%	2.80%	2.74%	2.81%	2.80%
Expenses net of waiver and payments by affiliates and expense reduction	2.80%	2.80%	2.74%	2.80%	2.80%
Net investment income (loss)	0.22%	(1.26)%	1.06%	0.71%	0.89%
Supplemental data					
Net assets, end of period (000's)	$60,924	$46,740	$8,081	$24,014	$8,196
Portfolio turnover rate	13.22%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Emerging Markets Small Cap Fund

Class R	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007[a]
Per share operating performance (for a share outstanding throughout the period)					
Net asset value, beginning of period	$10.71	$ 4.38	$11.32	$11.50	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.04	(0.03)	0.11	0.16	0.06
Net realized and unrealized gains (losses)	0.82	6.39	(6.51)	0.39	1.45
Total from investment operations	0.86	6.36	(6.40)	0.55	1.51
Less distributions from:					
Net investment income	—	(0.03)	(0.06)	(0.08)	(0.01)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.03)	(0.54)	(0.73)	(0.01)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$11.57	$10.71	$ 4.38	$11.32	$11.50
Total return[f]	8.03%	145.15%	(56.61)%	4.18%	15.13%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.31%	2.41%	2.72%	2.53%	2.97%
Expenses net of waiver and payments by affiliates	2.30%	2.30%	2.30%	2.31%	2.30%
Expenses net of waiver and payments by affiliates and expense reduction	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss)	0.72%	(0.76)%	1.50%	1.21%	1.39%
Supplemental data					
Net assets, end of period (000's)	$507	$187	$89	$197	$197
Portfolio turnover rate	13.22%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Emerging Markets Small Cap Fund

Advisor Class	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$10.78	$ 4.40	$11.34	$11.51	$10.00
Income from investment operations[b]:					
Net investment income (loss)[c]	0.07	(0.04)	0.15	0.22	0.11
Net realized and unrealized gains (losses)	0.83	6.47	(6.54)	0.41	1.42
Total from investment operations	0.90	6.43	(6.39)	0.63	1.53
Less distributions from:					
Net investment income	—	(0.05)	(0.07)	(0.15)	(0.02)
Net realized gains	—	—	(0.48)	(0.65)	—
Tax return of capital	—	—[d]	—	—	—
Total distributions	—	(0.05)	(0.55)	(0.80)	(0.02)
Redemption fees[e]	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$11.68	$10.78	$ 4.40	$11.34	$11.51
Total return[f]	8.35%	146.20%	(56.37)%	4.76%	15.35%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	1.81%	1.91%	2.22%	2.03%	2.47%
Expenses net of waiver and payments by affiliates	1.80%	1.80%	1.80%	1.81%	1.80%
Expenses net of waiver and payments by affiliates and expense reduction	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	1.22%	(0.26)%	2.00%	1.71%	1.89%
Supplemental data					
Net assets, end of period (000's)	$51,382	$23,701	$1,274	$3,351	$1,402
Portfolio turnover rate	13.22%	61.93%	64.81%	101.77%	50.04%

[a]For the period October 2, 2006 (commencement of operations) to March 31, 2007.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests 84.2%			
Argentina 0.6%			
[a] Ultrapetrol Bahamas Ltd.	Marine	317,011	$ 2,035,211
Brazil 2.3%			
[a,b] Julio Simoes Logistica SA, 144A	Road & Rail	1,580,503	7,673,071
China 9.5%			
[c] Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	17,868,534	8,336,546
Beijing Jingkelong Co. Ltd., H	Food & Staples Retailing	467,000	571,178
Chaoda Modern Agriculture (Holdings) Ltd.	Food Products	6,900,000	5,718,060
[a] China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	4,452,000	2,059,862
Jiangling Motors Corp. Ltd., B	Automobiles	2,852,716	8,577,524
[a] Sohu.com Inc.	Internet Software & Services	35,300	2,033,986
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	23,078,000	3,539,434
Yorkey Optical International Cayman Ltd.	Leisure Equipment & Products	6,590,000	1,282,481
			32,119,071
Czech Republic 0.9%			
[a] Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	119,073	2,956,532
Egypt 3.2%			
Eastern Tobacco	Tobacco	116,291	2,594,231
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	1,326,932	8,388,597
			10,982,828
Ghana 0.7%			
Ecobank Transnational Inc.	Commercial Banks	24,628,262	2,315,232
Hong Kong 9.3%			
China Green (Holdings) Ltd.	Food Products	1,713,000	1,658,005
I.T Ltd.	Specialty Retail	28,240,000	19,362,658
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components	3,816,000	1,918,058
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	19,658,000	4,433,697
Water Oasis Group Ltd.	Specialty Retail	7,856,000	1,306,110
Xiwang Sugar Holdings Co. Ltd.	Food Products	9,220,030	2,935,067
			31,613,595
Hungary 0.6%			
[a] Ablon Group Ltd.	Real Estate Management & Development	1,129,022	1,002,488
Egis Nyrt	Pharmaceuticals	10,782	1,187,116
			2,189,604
India 8.7%			
ABG Shipyard Ltd.	Machinery	274,167	1,477,254
Federal Bank Ltd.	Commercial Banks	1,215,043	10,675,585
[a] Hirco PLC	Real Estate Management & Development	1,303,049	1,730,397

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
India (continued)			
JK Cements Ltd.	Construction Materials	1,390,213	$ 5,322,860
Maharashtra Seamless Ltd.	Metals & Mining	1,192,245	10,546,165
			29,752,261
Ireland 0.4%			
[a] Dragon Oil PLC	Oil, Gas & Consumable Fuels	193,597	1,340,210
Israel 0.3%			
[a,h] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	85,100	937,802
Kazakhstan 2.5%			
[a,d] KazakhGold Group Ltd., GDR, Reg S	Metals & Mining	130,358	488,842
[a,d] Zhaikmunai LP, GDR, Reg S	Oil, Gas & Consumable Fuels	993,641	7,924,287
			8,413,129
Kenya 0.4%			
Safaricom Ltd.	Wireless Telecommunication Services	23,607,700	1,286,364
Latvia 1.0%			
[a] Grindeks	Pharmaceuticals	284,769	3,443,947
Malaysia 2.2%			
Lion Industries Corp. Bhd.	Metals & Mining	12,737,500	7,344,471
[a] Media Prima Bhd., wts., 12/31/14	Media	24,340	4,534
			7,349,005
Mexico 0.2%			
[a] Grupo Herdez SA	Food Products	510,027	748,923
Nigeria 3.7%			
Access Bank Nigeria PLC	Commercial Banks	72,624,457	3,942,941
UAC of Nigeria PLC	Industrial Conglomerates	18,536,908	4,842,294
United Bank for Africa PLC	Commercial Banks	60,478,447	3,730,190
			12,515,425
Philippines 1.7%			
Universal Robina Corp.	Food Products	6,254,400	5,915,843
Poland 1.5%			
[a] AmRest Holdings NV	Hotels, Restaurants & Leisure	76,448	1,999,087
[a] Bomi SA	Food & Staples Retailing	694,000	2,958,577
			4,957,664
Republic of Serbia 2.0%			
[a] AIK Banka AD	Commercial Banks	194,556	6,935,434
Romania 0.7%			
[a,c,f] Impact Developer & Contractor SA	Real Estate Management & Development	12,171,000	1,700,279
[a] SC Bursa De Valori Bucuresti SA	Diversified Financial Services	62,583	766,245
			2,466,524

18 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Vietnam 1.5%			
DHG Pharmaceutical JSC	Pharmaceuticals	349,510	$ 2,045,912
Dry Cell Storage Battery JSC	Electrical Equipment	229,190	611,958
Imexpharm Pharmaceutical JSC	Pharmaceuticals	275,300	834,029
Vietnam Container Shipping JSC	Marine	524,502	1,683,254
			5,175,153
Total Common Stocks and Other Equity Interests (Cost $224,930,330)			286,561,778
Preferred Stocks 1.2%			
Chile 0.6%			
Embotelladora Andina SA, pfd., A	Beverages	502,000	2,023,984
Croatia 0.6%			
Adris Grupa d.d., pfd.	Tobacco	39,041	2,011,127
Total Preferred Stocks (Cost $3,282,450)			4,035,111
Total Investments before Short Term Investments (Cost $228,212,780)			290,596,889
Short Term Investments (Cost $46,618,444) 13.7%			
Money Market Funds 13.7%			
United States 13.7%			
[a,g] Institutional Fiduciary Trust Money Market Portfolio, 0.00%		46,618,444	46,618,444
Total Investments (Cost $274,831,224) 99.1%			337,215,333
Other Assets, less Liabilities 0.9%			3,162,609
Net Assets 100.0%			$340,377,942

See Abbreviations on page 35.

[a] Non-income producing.

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the value of this security was $7,673,071, representing 2.25% of net assets.

[c] See Note 9 regarding holdings of 5% voting securities.

[d] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $13,263,699, representing 3.90% of net assets.

[e] A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[f] Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the value of this security was $1,700,279, representing 0.50% of net assets.

[g] See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

[h] At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Small Cap Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Templeton Emerging Markets Small Cap Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in forein currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on a tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of September 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

Foreign securities held by the Fund may be subject to foreign taxation on income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Emerging Markets Small Cap Fund

2. Shares of Beneficial Interest

	Six Months Ended September 30, 2010		Year Ended March 31, 2010	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	10,597,757	$112,637,813	16,300,020	$138,823,781
Shares issued in reinvestment of distributions	—	—	39,915	364,026
Shares redeemed	(7,635,169)	(78,055,715)	(5,800,054)	(50,535,309)
Net increase (decrease)	2,962,588	$ 34,582,098	10,539,881	$ 88,652,498
Class C Shares:				
Shares sold	1,921,954	$ 20,278,444	3,442,270	$ 29,642,897
Shares issued in reinvestment of distributions	—	—	4,161	37,558
Shares redeemed	(1,004,322)	(10,066,212)	(899,295)	(7,754,103)
Net increase (decrease)	917,632	$ 10,212,232	2,547,136	$ 21,926,352
Class R Shares:				
Shares sold	29,073	$ 304,689	24,728	$ 228,511
Shares issued in reinvestment of distributions	—	—	113	1,026
Shares redeemed	(2,703)	(28,161)	(27,669)	(258,426)
Net increase (decrease)	26,370	$ 276,528	(2,828)	$ (28,889)
Advisor Class Shares:				
Shares sold	3,939,070	$ 41,503,951	2,610,517	$ 23,719,044
Shares issued in reinvestment of distributions	—	—	3,076	28,150
Shares redeemed	(1,740,569)	(17,835,999)	(704,001)	(6,465,350)
Net increase (decrease)	2,198,501	$ 23,667,952	1,909,592	$ 17,281,844

3. Transactions with Affiliates

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2010, the Fund paid transfer agent fees of $235,869, of which $148,411 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2010, there were no credits realized.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At March 31, 2010, the capital loss carryforwards were as follows:

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2010, the Fund deferred realized capital losses of $4,297,333.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

5. INCOME TAXES (continued)

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and foreign taxes paid on net realized gains.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2010, aggregated $75,466,558 and $34,009,578, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended September 30, 2010, were as shown below.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2010, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

11. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

At September 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

Abbreviations

Selected Portfolio GDR - Global Depository Receipt

Semiannual Report | 35

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Small Cap Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

Franklin Templeton Funds

Literature Request. *To receive a summary prospectus and/or prospectus, please call us at (800) DIAL BEN/(800) 342-5236 or visit* ***franklintempleton.com****. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read a prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.*

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund[1]
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund[2]
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio® Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Conservative Allocation Fund[3]
Franklin Templeton Growth Allocation Fund[3]
Franklin Templeton Moderate Allocation Fund[3]
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund[4]
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund[4]
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund[4]
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME[5]

National

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund[6]

Limited-/Intermediate-Term

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

State-Specific

Alabama
Arizona
California[7]
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts[8]
Michigan[8]
Minnesota[8]
Missouri
New Jersey
New York[7]
North Carolina
Ohio[8]
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust[9]

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.
2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%–25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
3. Effective 5/1/10, the Franklin Templeton Target Funds changed their name to the Franklin Templeton Allocation Funds. The funds' investment goals and principal investment strategies remained unchanged.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6. The fund invests primarily in insured municipal securities.
7. These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).
8. The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/10

Not part of the semiannual report

FRANKLIN TEMPLETON
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

Sign up for electronic delivery
on **franklintempleton.com**

Semiannual Report and Shareholder Letter

Templeton Emerging Markets Small Cap Fund

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

426 S 11/10

SEPTEMBER 30, 2010

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery on **franklintempleton.com**

INTERNATIONAL

TEMPLETON FRONTIER MARKETS FUND

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

Not part of the semiannual report | 1

Semiannual Report

Templeton Frontier Markets Fund

Your Fund's Goal and Main Investments: Templeton Frontier Markets Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in "frontier market countries" as defined in the prospectus. Such companies are organized under the laws of, have a principal office in, or have their principal trading market in frontier market countries; or derive at least 50% of their total revenue or profit from either goods or services produced or sales made in frontier market countries.

Geographic Breakdown
Based on Total Net Assets as of 9/30/10

Middle East & Africa	53.6%
Latin America & Caribbean	12.7%
Asia	8.0%
Europe	7.0%
Short-Term Investments & Other Net Assets	18.7%

This semiannual report for Templeton Frontier Markets Fund covers the period ended September 30, 2010.

Economic and Market Overview

For the six months under review, frontier markets produced positive returns despite declines in the earlier part of the period. Investor concerns of financial instability in some European countries and worries about the pace and sustainability of global growth were outweighed by strong economic data

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

from frontier markets, better-than-expected corporate results and significant investment inflows. Higher commodity prices and frontier market currencies were also contributing factors. Among frontier markets, Argentina, Kenya and Kuwait were some of the top performers in the review period, while Kazakhstan, Ukraine and Nigeria lagged behind their peers.

In Nigeria, a delay in the implementation of AMCON (Asset Management Corporation of Nigeria), which was intended to pool together toxic assets including nonperforming loans from Nigerian banks, adversely affected the country's financials sector. Consumer-related sectors were well positioned to benefit from Nigeria's strong economic growth and what we believe will be a long-term upward trend in oil prices.

In Vietnam, the government lowered its interest rate by another two percentage points, which devalued its currency, the dong, relative to the U.S. dollar, in August 2010. This was the third devaluation since November 2009. The moves were intended to make Vietnamese exports more competitive and improve the country's trade balance going forward.

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

Templeton Frontier Markets Fund – Class A posted a +0.66% cumulative total return for the six months ended September 30, 2010. In comparison, the Morgan Stanley Capital International (MSCI) Frontier Markets Index and the S&P Frontier Broad Market Index (BMI) had total returns of +3.22% and

4 | Semiannual Report

+5.41% for the same period.[1] Please note that index performance information is provided for reference and that we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund's return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund's performance data in the Performance Summary beginning on page 8.

Manager's Discussion

During the six months under review, some of the most significant contributors to the Fund's absolute performance were South Africa's MTN Group, Africa's largest cellular phone network provider; NagaCorp, a Cambodian operator of the only licensed casino in the capital city of Phnom Penh; and Kuwait's Wataniya (National Mobile Telecommunications), a wireless telecommunication services provider in the Middle East and Africa. These stocks reported double-digit returns and significantly outperformed their regional peers. MTN Group's exposure to high growth markets in Africa and the Middle East boosted its results, and we added to the Fund's position in the company by period-end. NagaCorp's better-than-expected corporate earnings in the first half of 2010 helped drive share price appreciation. Wataniya's share price benefited from the company's exposure to high growth markets such as Algeria, Palestine and Tunisia and its high cash generating operations in Kuwait.

Some of the largest detractors from the Fund's absolute results were Nigeria's UBA (United Bank for Africa), West Africa's leading financial institution; Zenith Bank, one of Nigeria's largest banks; and KazMuniGas Exploration Production, an upstream oil and gas company in Kazakhstan. Shares of UBA and Zenith Bank fell in value due to investor disappointment regarding AMCON's delayed implementation. Based on our analysis, we believed AMCON's launch was imminent and could relieve pressure from nonperforming loans on banks. Once AMCON is implemented, the provisioning burden of toxic assets on bank balance sheets and earnings would to a large extent be lifted. Taking a long-term view, we believe UBA and Zenith Bank

Top 10 Countries
Based on Equity Securities
9/30/10

	% of Total Net Assets
Nigeria	11.0%
Argentina	9.1%
Egypt	6.4%
South Africa	5.9%
United Arab Emirates	5.8%
Kenya	5.2%
Qatar	4.0%
Kazakhstan	3.4%
Panama	2.9%
Kuwait	2.7%

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI Frontier Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global frontier markets. The S&P Frontier BMI is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of relatively small and illiquid frontier market securities. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC. Standard & Poor's does not sponsor, endorse, sell or promote any S&P index-based product. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

Semiannual Report | 5

Top 10 Equity Holdings
9/30/10

Company *Sector/Industry, Country*	% of Total Net Assets
MTN Group Ltd. *Wireless Telecommunication Services, South Africa*	5.9%
KazMuniGas Exploration Production, GDR *Oil, Gas & Consumable Fuels, Kazakhstan*	3.4%
Wataniya (National Mobile Telecommunications Co.) *Wireless Telecommunication Services, Kuwait*	2.5%
Tenaris SA, ADR *Energy Equipment & Services, Argentina*	2.4%
Zenith Bank PLC *Commercial Banks, Nigeria*	2.4%
Ternium SA, ADR *Metals & Mining, Argentina*	2.2%
Banco Latinoamericano de Comercio Exterior SA *Commercial Banks, Panama*	2.0%
UAC of Nigeria PLC *Industrial Conglomerates, Nigeria*	2.0%
NagaCorp Ltd. *Hotels, Restaurants & Leisure, Cambodia*	1.9%
Eastern Tobacco *Tobacco, Egypt*	1.9%

are well positioned to take advantage of growth in Nigeria and West Africa as their market positions and brand recognition stayed strong. Broad declines in Kazakhstan's stock markets and a fall in oil prices during the earlier part of the year weighed on KazMuniGas Exploration Production's shares, but we believed the stock traded at attractive valuations and the company could benefit from what we believe will be a long-term upward trend in oil prices. We sought to take advantage of these stocks' corrections and increased the Fund's positions at cheaper prices during the review period.

In the six-month review period, fund inflows were substantial and allowed us to increase our holdings in many of the markets in our investment universe. We made major purchases in Nigeria, Argentina and United Arab Emirates due to what we considered attractive valuations. We also made select purchases in South Africa, Kenya, Kazakhstan and Egypt as our continued search for undervalued stocks led us to a number of new markets. The Fund's exposure to diversified banking, oil and gas, and telecommunication services companies increased.

Conversely, we made a few sales during the reporting period as holdings reached their sale targets. We divested the Fund's positions in Indonesian companies including car and motorcycle maker Astra International, cigarette manufacturer Gudang Garam, and insurance company Panin Financial (formerly, Panin Life). We also sold our position in Rokiskio Suris, a Lithuanian dairy producer. As a result, the Fund's allocations to automobile manufacturers, and life and health insurance companies decreased and exposure to Indonesia and Lithuania fell during the reporting period.

6 | Semiannual Report

Thank you for your continued participation in Templeton Frontier Markets Fund. We look forward to serving your future investment needs.

Portfolio Management Team Templeton Frontier Markets Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/10

Price Information

Class A (Symbol: TFMAX)	Change	9/30/10	3/31/10
Net Asset Value (NAV)	+$0.10	$15.30	$15.20
Class C (Symbol: n/a)	**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)	+$0.05	$15.11	$15.06
Class R (Symbol: n/a)	**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)	+$0.09	$15.28	$15.19
Advisor Class (Symbol: n/a)	**Change**	**9/30/10**	**3/31/10**
Net Asset Value (NAV)	+$0.13	$15.36	$15.23

8 | Semiannual Report

Performance Summary *(continued)*

Performance[1]

Class A		6-Month	1-Year	Inception (10/14/08)
Cumulative Total Return[2]		+0.66%	+8.26%	+55.35%
Average Annual Total Return[3]		-5.15%	+2.01%	+21.46%
Value of $10,000 Investment[4]		$9,485	$10,201	$14,642
Total Annual Operating Expenses[5]				
Without Waiver	3.12%			
With Waiver	2.14%			
Class C		**6-Month**	**1-Year**	**Inception (10/14/08)**
Cumulative Total Return[2]		+0.33%	+7.46%	+53.13%
Average Annual Total Return[3]		-0.67%	+6.46%	+24.26%
Value of $10,000 Investment[4]		$9,933	$10,646	$15,313
Total Annual Operating Expenses[5]				
Without Waiver	3.89%			
With Waiver	2.91%			
Class R		**6-Month**	**1-Year**	**Inception (10/14/08)**
Cumulative Total Return[2]		+0.59%	+7.88%	+54.70%
Average Annual Total Return[3]		+0.59%	+7.88%	+24.91%
Value of $10,000 Investment[4]		$10,059	$10,788	$15,470
Total Annual Operating Expenses[5]				
Without Waiver	3.39%			
With Waiver	2.41%			
Advisor Class		**6-Month**	**1-Year**	**Inception (10/14/08)**
Cumulative Total Return[2]		+0.85%	+8.52%	+56.16%
Average Annual Total Return[3]		+0.85%	+8.52%	+25.51%
Value of $10,000 Investment[4]		$10,085	$10,852	$15,616
Total Annual Operating Expenses[5]				
Without Waiver	2.89%			
With Waiver	1.91%			

Semiannual Report | 9

Performance Summary *(continued)*

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets' smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund's ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.17%; C: 2.85%; R: 2.35%; and Advisor: 1.85%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Frontier Markets Fund

Class A	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$15.20	$ 9.38	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.11	0.09	0.02
Net realized and unrealized gains (losses)	(0.01)	5.94	(0.64)
Total from investment operations	0.10	6.03	(0.62)
Less distributions from:			
Net investment income	—	(0.11)	—
Net realized gains	—	(0.10)	—
Total distributions	—	(0.21)	—
Net asset value, end of period	$15.30	$15.20	$ 9.38
Total return[d]	0.66%	64.72%	(6.20)%
Ratios to average net assets[e]			
Expenses before waiver and payments by affiliates and expense reductions	2.30%	3.03%	5.89%
Expenses net of waiver and payments by affiliates and expense reductions	2.17%	2.08%[f]	2.15%[f]
Net investment income	1.45%	0.67%	0.59%
Supplemental data			
Net assets, end of period (000's)	$70,370	$35,650	$5,123
Portfolio turnover rate	1.17%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Frontier Markets Fund

Class C	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$15.06	$ 9.35	$10.00
Income from investment operations[b]:			
Net investment income (loss)[c]	0.06	(0.02)	0.05
Net realized and unrealized gains (losses)	(0.01)	5.91	(0.70)
Total from investment operations	0.05	5.89	(0.65)
Less distributions from:			
Net investment income	—	(0.08)	—
Net realized gains	—	(0.10)	—
Total distributions	—	(0.18)	—
Net asset value, end of period	$15.11	$15.06	$ 9.35
Total return[d]	0.33%	63.41%	(6.50)%
Ratios to average net assets[e]			
Expenses before waiver and payments by affiliates and expense reductions	2.98%	3.80%	6.59%
Expenses net of waiver and payments by affiliates and expense reductions	2.85%	2.85%[f]	2.85%[f]
Net investment income (loss)	0.77%	(0.10)%	(0.11)%
Supplemental data			
Net assets, end of period (000's)	$11,532	$6,842	$107
Portfolio turnover rate	1.17%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Frontier Markets Fund

Class R	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$15.19	$ 9.38	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.11	0.03	0.08
Net realized and unrealized gains (losses)	(0.02)	5.95	(0.70)
Total from investment operations	0.09	5.98	(0.62)
Less distributions from:			
Net investment income	—	(0.07)	—
Net realized gains	—	(0.10)	—
Total distributions	—	(0.17)	—
Net asset value, end of period	$15.28	$15.19	$ 9.38
Total return[d]	0.59%	63.95%	(6.20)%
Ratios to average net assets[e]			
Expenses before waiver and payments by affiliates and expense reductions	2.48%	3.30%	5.78%
Expenses net of waiver and payments by affiliates and expense reductions	2.35%	2.35%[f]	2.04%[f]
Net investment income	1.27%	0.40%	0.70%
Supplemental data			
Net assets, end of period (000's)	$54	$50	$24
Portfolio turnover rate	1.17%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Financial Highlights *(continued)*

Templeton Frontier Markets Fund

Advisor Class	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$15.23	$ 9.40	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.13	0.13	0.06
Net realized and unrealized gains (losses)	—[d]	5.93	(0.66)
Total from investment operations	0.13	6.06	(0.60)
Less distributions from:			
Net investment income	—	(0.13)	—
Net realized gains	—	(0.10)	—
Total distributions	—	(0.23)	—
Net asset value, end of period	$15.36	$15.23	$ 9.40
Total return[e]	0.85%	65.00%	(6.00)%
Ratios to average net assets[f]			
Expenses before waiver and payments by affiliates and expense reductions	1.98%	2.80%	5.59%
Expenses net of waiver and payments by affiliates and expense reductions	1.85%	1.85%[g]	1.85%[g]
Net investment income	1.77%	0.90%	0.89%
Supplemental data			
Net assets, end of period (000's)	$64,042	$10,458	$568
Portfolio turnover rate	1.17%	7.87%	14.54%

[a]For the period October 14, 2008 (commencement of operations) to March 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited)

Templeton Frontier Markets Fund	Industry	Shares	Value
Closed End Mutual Funds 0.4%			
Romania 0.4%			
SIF 1 Banat Crisana Arad	Diversified Financial Services	657,000	$ 239,432
SIF 2 Moldova Bacau	Diversified Financial Services	450,000	171,188
SIF 3 Transilvania Brasov	Diversified Financial Services	935,500	174,949
Total Closed End Mutual Funds (Cost $556,779)			585,569
Common Stocks 77.7%			
Argentina 9.1%			
[a,b] Grupo Clarin SA, B, GDR, Reg S	Media	296,248	2,184,829
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	87,870	1,861,086
Tenaris SA, ADR	Energy Equipment & Services	92,416	3,550,623
Ternium SA, ADR	Metals & Mining	100,200	3,271,530
[a] Ultrapetrol Bahamas Ltd.	Marine	117,107	751,827
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	44,448	1,731,250
			13,351,145
Cambodia 1.9%			
NagaCorp Ltd.	Hotels, Restaurants & Leisure	15,721,611	2,775,916
Chile 0.2%			
Banco Santander Chile SA, ADR	Commercial Banks	1,400	135,170
Lan Airlines SA, ADR	Airlines	3,700	108,928
			244,098
Croatia 0.1%			
Hrvatski Telekom d.d., GDR	Diversified Telecommunication Services	2,100	107,002
Cyprus 0.5%			
[a,b] Sintal Agriculture Ltd., GDR, Reg S	Food Products	166,847	728,040
Egypt 6.4%			
Alexandria Mineral Oils Co.	Chemicals	234,872	1,676,655
Commercial International Bank Ltd.	Commercial Banks	32,000	238,890
Delta Sugar Co.	Food Products	16,221	49,578
Eastern Tobacco	Tobacco	122,506	2,732,876
[a] Egyptian Financial and Industrial Co.	Chemicals	61,380	207,870
Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	177,984	1,125,179
El Ezz Aldekhela Steel Alexa Co.	Metals & Mining	220	32,268
Maridive & Oil Services SAE	Energy Equipment & Services	14,820	42,237
National Societe Generale Bank	Commercial Banks	23,574	153,295
[a,b] Orascom Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	110,620	481,308
Paints & Chemical Industries Co. SAE	Chemicals	81,820	833,578
Telecom Egypt	Diversified Telecommunication Services	580,220	1,783,567
			9,357,301

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

18 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 21

Templeton Global Investment Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Templeton Frontier Markets Fund	Industry	Shares	Value
Preferred Stocks (Cost $852,236) 0.6%			
Croatia 0.6%			
Adris Grupa d.d., pfd.	Tobacco	16,498	$ 849,865
		Principal Amount*	
Convertible Bonds (Cost $752) 0.0%[†]			
Oman 0.0%[†]			
Bank Muscat SAOG., cvt., 7.00%, 3/20/14	Commercial Banks	289 OMR	751
Total Investments before Short Term Investments (Cost $111,644,150)			118,687,649
		Shares	
Short Term Investments (Cost $32,286,158) 22.1%			
Money Market Funds 22.1%			
United States 22.1%			
[a,f]Institutional Fiduciary Trust Money Market Portfolio, 0.00%		32,286,158	32,286,158
Total Investments (Cost $143,930,308) 103.4%			150,973,807
Other Assets, less Liabilities (3.4)%			(4,975,600)
Net Assets 100.0%			$145,998,207

See Abbreviations on page 37.

[†]Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $5,517,845, representing 3.78% of net assets.

[c]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c)

[d]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the aggregate value of this security was $723,372, representing 0.50% of net assets.

[e]See Note 1(d) regarding Participatory Notes.

[f]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Participatory Notes

The Fund may invest in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on a tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of September 30, 2010, and for all open tax years, the Fund

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Taxes (continued)

has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

Foreign securities held by the Fund may be subject to foreign taxation on income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2010, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary

Templeton Asset Management Ltd. (TAML) Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

a. Management Fees

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Frontier Markets Fund

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$46,876
Contingent deferred sales charges retained	$ 4,898

e. Transfer Agent Fees

For the period ended September 30, 2010, the Fund paid transfer agent fees of $27,184, of which $23,843 was retained by Investor Services.

f. Waiver and Expense Reimbursements

g. Other Affiliated Transactions

At September 30, 2010, Franklin Advisers Inc. (an affiliate of the investment manager) owned 5.22% of the Fund's outstanding shares.

4. Expense Offset Arrangement

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

5. INCOME TAXES

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, non-deductible expenses and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2010, aggregated $72,432,055 and $871,539, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2010, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

At September 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

36 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Semiannual Report | 37

Templeton Global Investment Trust

Shareholder Information

Templeton Frontier Markets Fund Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

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Franklin Templeton Funds

Literature Request. *To receive a summary prospectus and/or prospectus, please call us at (800) DIAL BEN/(800) 342-5236 or visit* ***franklintempleton.com.*** *Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read a prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.*

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund[1]
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund[2]
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio® Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Conservative Allocation Fund[3]
Franklin Templeton Growth Allocation Fund[3]
Franklin Templeton Moderate Allocation Fund[3]
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund[4]
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund[4]
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund[4]
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME[5]

National

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund[6]

Limited-/Intermediate-Term

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

State-Specific

Alabama
Arizona
California[7]
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts[8]
Michigan[8]
Minnesota[8]
Missouri
New Jersey
New York[7]
North Carolina
Ohio[8]
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust[9]

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.
2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%–25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
3. Effective 5/1/10, the Franklin Templeton Target Funds changed their name to the Franklin Templeton Allocation Funds. The funds' investment goals and principal investment strategies remained unchanged.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6. The fund invests primarily in insured municipal securities.
7. These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).
8. The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/10

Not part of the semiannual report

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

 (2) The audit committee financial expert is David W. Niemiec and he is   "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.    N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Company.       N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10. Submission of Matters to a Vote of Securities Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/ LAURA F. FERGERSON

       Laura F. Fergerson

       Chief Executive Officer –

       Finance and Administration

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

       Laura F. Fergerson

       Chief Executive Officer –

       Finance and Administration

Date November 24, 2010

By /s/ MARK H. OTANI

       Mark H. Otani

       Chief Financial Officer and

       Chief Accounting Officer

Date November 24, 2010